                           Registration No. 333-45039
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

                  REGISTRATION STATEMENT UNDER THE SECURITIES
                                  ACT OF 1933

                         Post-Effective Amendment No. 1

                                     and/or
                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                              COMPANY ACT OF 1940

                                Amendment No. 1

            Massachusetts Mutual Variable Annuity Separate Account 4
                           (Exact Name of Registrant)

                  Massachusetts Mutual Life Insurance Company
                              (Name of Depositor)

              1295 State Street, Springfield, Massachusetts 01111
              (Address of Depositor's Principal Executive Offices)

                                 (413) 788-8411

                               Thomas F. English
                    (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective (check appropriate box)

|_| immediately upon filing pursuant to paragraph (b) of Rule 485.

|X| on May 1, 1999 pursuant to paragraph (b) of Rule 485.

|_| 60 days after filing pursuant to paragraph (a) of Rule 485.

|_| on (date) pursuant to paragraph (a) of Rule 485.

If appropriate, check the following box:

|_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                        STATEMENT PURSUANT TO RULE 24f-2

The Registrant has registered an indefinite number or amount of its variable annuity contracts under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 Notice for Registrant's fiscal year ended December 31, 1998 was filed on or about March 22, 1999.

                            CROSS REFERENCE TO ITEMS
                              REQUIRED BY FORM N-4


N-4 Item                                  Caption in Prospectus
--------                                  ---------------------

1 ....................................... Cover Page


2 ....................................... Index of Special Terms


3 ....................................... Table of Fees and Expenses


4 ....................................... Condensed Financial Information;
                                          Performance

5 ....................................... The Company; Investment Choices

6 ....................................... Expenses; Distributors

7 ....................................... Ownership; Purchasing a Certificate;
                                          Voting Rights; Reservation of Rights;
                                          Certificate Value; Cover Page

8 ....................................... The Income Phase

9 ....................................... Death Benefit

10 ...................................... The Accumulation Phase;
                                          Distributors

11 ...................................... Highlights; Withdrawals

12 ...................................... Taxes

13 ...................................... Legal Proceedings


14 ...................................... Additional Information

                                          Caption in Statement of
                                          Additional Information
                                          ----------------------

15 ...................................... Cover Page

16 ...................................... Table of Contents


17 ...................................... Company

18 ...................................... Distribution; Experts


19 ...................................... Purchase of Securities Being Offered

20 ...................................... Distribution

21 ...................................... Performance Measures


22 ...................................... Annuity Payments

23 ...................................... Financial Statements

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

Massachusetts Mutual Life Insurance Company
Massachusetts Mutual Variable Annuity
Separate Account 4
Panorama Premier Variable Annuity

This prospectus describes the individual certificates issued under the Panorama Premier deferred group variable annuity contract offered by Massachusetts Mutual Life Insurance Company. This certificate provides for accumulation of certificate value and annuity payments on a fixed and variable basis.

You, the participant, have a number of investment choices in this certificate. These investment choices include two fixed account options as well as the following seventeen funds which are offered through our separate account, Massachusetts Mutual Variable Annuity Separate Account 4.

Panorama Series Fund, Inc.

o    Panorama Total Return Portfolio
o    Panorama Growth Portfolio
o    Panorama International Equity Portfolio
o    Panorama LifeSpan Capital Appreciation Portfolio
o    Panorama LifeSpan Balanced Portfolio
o    Panorama LifeSpan Diversified Income Portfolio

Oppenheimer Variable Account Funds


o    Oppenheimer Money Fund/VA
o    Oppenheimer Bond Fund/VA


Fidelity Variable Insurance Products Fund II


o    VIP II Contrafund Portfolio


American Century Variable Portfolios, Inc.

o    American Century VP Income & Growth Portfolio

T. Rowe Price Equity Series, Inc.

o    T. Rowe Price Mid-Cap Growth Portfolio

MML Series Investment Fund


o    MML Equity Fund
o    MML Blend Fund
o    MML Equity Index Fund
o    MML Small Cap Value Equity Fund
o    MML Growth Equity Fund
o    MML Small Cap Growth Equity Fund


Please read this prospectus before investing. You should keep it for future reference. It contains important information about the Panorama Premier variable annuity.


To learn more about the Panorama Premier certificate, you can obtain a copy of the Statement of Additional Information (SAI), dated May 1, 1999. We filed the SAI with the Securities and Exchange Commission (SEC) and it is legally a part of this prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on page 31 of this prospectus. For a free copy of the SAI, or for general inquiries, call our Annuity Service Center at (800) 366-8226 or write to: Panorama Premier, Annuity Products, H565, P.O. Box 9067, Springfield, Massachusetts 01102-9067.


The certificates:

o    are not bank deposits.
o    are not federally insured.
o    are not endorsed by any bank or governmental agency.
o    are not guaranteed and may be subject to loss of principal.

--------------------------------------------------------------------------------
The SEC has not approved these contracts or determined that this prospectus is accurate or complete. Any representation that it has is a criminal offense.
--------------------------------------------------------------------------------


May 1, 1999.

Table Of Contents

Highlights                                                                     4

Massachusetts Mutual Variable Annuity Separate Account 4 -
A Table of Fees and Expenses                                                   5

The Company                                                                    9

The Panorama Premier Individual Certificate Issued under a Group
Deferred Variable Annuity Contract -
General Overview                                                               9

Ownership                                                                     10

     Contract Owner
     Participant
     Joint participant                                                        10
     Annuitant                                                                10
     Beneficiary                                                              10

Purchasing a Certificate                                                      11

     Purchase Payments                                                        11
     Allocation of Purchase Payments                                          11

Investment Choices                                                            12

     The Separate Account                                                     12
     The Funds                                                                12
     The Fixed Accounts                                                       15
          DCA Fixed Account                                                   15
          The Fixed Account                                                   15

Certificate Value                                                             16

     Accumulation Units                                                       16
     Transfers                                                                16
          Transfers During the Accumulation Phase                             16
          Transfers During the Income Phase                                   17
     Dollar Cost Averaging Program                                            17
     Automatic Rebalancing Program                                            18
     Withdrawals                                                              18
          Systematic Withdrawal Program                                       19

Expenses                                                                      20

     Insurance Charges                                                        20
          Mortality and Expense Risk Charge                                   20
          Administrative Charge                                               20
     Annual Certificate Maintenance Charge                                    20
     Contingent Deferred Sales Charge                                         20
          Free Withdrawals                                                    22
     Premium Taxes                                                            22
     Transfer Fee                                                             22
     Income Taxes                                                             22
     Fund Expenses                                                            22

The Income Phase                                                              23

     Fixed Annuity Payments                                                   23
     Variable Annuity Payments                                                23
     Annuity Unit Value                                                       24
     Annuity Options                                                          24

Death Benefit                                                                 25

     Death of Participant During the Accumulation Phase                       25
     Death Benefit Amount During the Accumulation Phase                       25
     Death Benefit Options During the Accumulation Phase                      25
     Death of Participant During the Income Phase                             25
     Death of Annuitant                                                       25

Taxes                                                                         27

     Annuity Certificates in General                                          27
     Qualified and Non-Qualified Certificates                                 27
     Withdrawals - Non-Qualified Certificates                                 27
     Withdrawals - Qualified Certificates                                     28

Other Information                                                             29


     Performance                                                              29

          Standardized Total Returns                                          29
          Nonstandardized Total Returns                                       29
          Yield and Effective Yield                                           29
          Related Performance                                                 29
     Year 2000                                                                29
     Distributors                                                             30
     Electronic Transmission of Application Information                       30
     Assignment                                                               30
     Voting Rights                                                            30
     Reservation of Rights                                                    31
     Suspension of Payments or Transfers                                      31
     Legal Proceedings                                                        31
     Financial Statements                                                     31

Additional Information                                                        31

Appendix A -
Condensed Financial Information                                              A-1



2  | Table Of Contents

Index Of Special Terms

We have tried to make this prospectus as readable and understandable for you as possible. By the very nature of the certificate, however, certain technical words or terms are unavoidable. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term.

                                                                          Page

Accumulation Phase                                                          9

Accumulation Unit                                                          16

Annuitant                                                                  10

Annuity Date                                                               23

Annuity Options                                                            24

Annuity Payments                                                           23

Annuity Service Center                                             Cover Page

Annuity Unit Value                                                         24

Certificate                                                                 9

Certificate Anniversary                                                    25

Contract Owner                                                             10

Free Withdrawal                                                            22

Income Phase                                                                9

Non-Qualified                                                              27

Participant                                                                10

Purchase Payment                                                           11

Qualified                                                                  27

Separate Account                                                           12

Tax Deferral                                                                9


                                                                       [GRAPHIC]

                                                     Index of Special Terms |  3

Highlights


This prospectus describes the general provisions of the Panorama Premier certificate. You may review a copy of the certificate upon request.


Free Look

You have a right to examine your certificate. If you change your mind about owning your certificate, you can cancel it within 10 days after receiving it. However, this time period may vary by state. When you cancel the certificate within this time period, we will not assess a sales charge. You will receive your certificate value as of the business day we receive your certificate and written request at our Annuity Service Center. If you purchase this certificate as an IRA or your state requires it, we will return the greater of your purchase payments less any withdrawals you took, or the certificate value.

Contingent Deferred Sales Charge

We do not deduct a sales charge when we receive a purchase payment from you. However, we may assess a contingent deferred sales charge if you withdraw any part of the certificate value. The amount of the contingent deferred sales charge depends on the amount of your purchase payments and the length of time since you made them. The contingent deferred sales charge ranges from 7% to 0%.

Federal Income Tax Penalty

If you withdraw any of the certificate value from your non-qualified certificate, a 10% federal income tax penalty may be applied to the amount of the withdrawal that is ineludible in your gross income for tax purposes. Some withdrawals may be exempt from the penalty tax. They include any amounts:

o    paid on or after you reach age 59 1/2;

o    paid to the beneficiary after you die;

o paid if you become totally disabled as that term is defined in the Internal Revenue Code;

o paid in a series of substantially equal payments made annually or more frequently, for life or a period not exceeding life expectancy;

o    paid under an immediate annuity; or

o    which come from purchase payments made before August 14, 1982.


The Internal Revenue Code (the Code) treats any withdrawal as first coming from earnings and then from your purchase payments. Separate tax penalties and restrictions apply to withdrawals under qualified certificates. Please refer to the Taxes section of this prospectus for more information.




4  | Highlights

Massachusetts Mutual Variable Annuity
Separate Account 4
Table Of Fees And Expenses

Participant Transaction Expenses

Transfer Fee:

     During Accumulation Phase:         We will not charge for the first 12
                                        transfers in a calendar year; thereafter we will assess a fee which is the lesser of $20 or 2% of the amount transferred.

     During Income Phase:               We allow only 6 transfers in a calendar
                                        year and we will not assess a fee for
                                        these 6 transfers.

Sales Load on Purchases:                0%

Contingent Deferred Sales Charge
(as a percentage of purchase payments withdrawn):

Full years since payment      0    1    2    3    4    5    6    7 or more
Percentage                    7%   6%   5%   4%   3%   2%   1%   0%

Annual Certificate Maintenance Charge:  $30 per Certificate Year.

Separate Account Annual Expenses
(as a percentage of the average account value)

Mortality and Expense Risk Charge:      1.25%

Administrative Charge:                  0.15%

Total Separate Account Annual Expenses: 1.40%


                                                 Table Of Fees And Expenses |  5

Annual Fund Expenses
(as a percentage of average net assets as of December 31, 1998)


                                                                           Other          Total Operating
                                                                       Expenses After      Expenses After
                                                     Management           Expense             Expense
                                                       Fees            Reimbursements      Reimbursements
Oppenheimer Money Fund/VA                              0.45%               0.05%               0.50%

Oppenheimer Bond Fund/VA                               0.72%               0.02%               0.74%

Panorama LifeSpan Diversified Income Portfolio         0.75%               0.09%               0.84%

Panorama Total Return Portfolio                        0.53%               0.02%               0.55%

Panorama LifeSpan Balanced Portfolio                   0.85%               0.08%               0.93%

Panorama LifeSpan Capital Appreciation Portfolio       0.85%               0.08%               0.93%

Panorama Growth Portfolio                              0.52%               0.01%               0.53%

Panorama International Equity Portfolio                1.00%               0.09%               1.09%

Fidelity's VIP II Contrafund Portfolio                 0.59%               0.07%***            0.66%***

American Century VP Income & Growth Portfolio          0.70%               0.00%               0.70%

T. Rowe Price Mid-Cap Growth Portfolio                 0.85%               0.00%               0.85%

MML Small Cap Value Equity Fund                        0.39%               0.05%**             0.44%

MML Equity Fund                                        0.37%               0.00%**             0.37%

MML Blend Fund                                         0.37%               0.00%**             0.37%

MML Equity Index Fund                                  0.30%               0.20%               0.50%

MML Growth Equity Fund                                 0.80%               0.11%**             0.91%*

MML Small Cap Growth Equity Fund                       1.08%               0.11%**             1.19%*


* The MML Growth Equity Fund and the MML Small Cap Growth Equity Fund began operations in 1999, and therefore, had no operating expenses as of December 31, 1998. The investment manager estimates that the total operating expenses for these Funds in 1999 will be as shown.

** We agreed to bear expenses of the MML Equity Fund, MML Blend Fund, MML Small Cap Value Equity Fund, MML Growth Equity Fund and MML Small Cap Growth Equity Fund (other than the management fee, interest, taxes, brokerage commissions and extraordinary expenses) in excess of 0.11% of the average daily net asset value of the Funds through April 30, 2000. The expenses shown for the MML Growth Equity Fund and MML Small Cap Growth Equity Fund include this reimbursement. If not included, the other expenses for these Funds in 1999 are estimated to be 0.25%, for the MML Growth Equity Fund and 0.25% for the MML Small Cap Growth Equity Fund. We do not expect that we will be required to reimburse any expenses of the MML Equity Fund, MML Blend Fund and MML Small Cap Value Equity Fund in 1999.

*** A portion of the brokerage commissions that the VIP II Contrafund Portfolio pays was used to reduce the other expenses for the Portfolio. In addition, this Portfolio has entered into arrangements with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. Without such reductions, the other expenses for this Portfolio would have been 0.11%, increasing the total fund operating expenses to 0.70%.

(See the funds' prospectuses for more information.)



6  | Table Of Fees And Expenses

Examples

The following examples are designed to help you understand the expenses in the contract. The examples show the cumulative expenses you would pay assuming you invested $1,000 in a contract and allocated all of it to a fund which earned 5% each year. All the expenses shown in the table of fees and expenses, including the annual fund expenses, are assumed to apply. In the first example it is assumed that you withdrew all of your money at the end of years 1, 3, 5 or 10.


                                          Year     1         3         5        10
Money Sub-Account                                $85       $112      $138      $233

Bond Sub-Account                                  88        120       150       258

LifeSpan Diversified Income Sub-Account           89        122       156       269

Total Return Sub-Account                          86        114       141       238

LifeSpan Balanced Sub-Account                     90        125       160       278

LifeSpan Capital Appreciation Sub-Account         90        125       160       278

Growth Sub-Account                                86        113       140       236

International Equity Sub-Account                  91        130       168       294

Contrafund Sub-Account                            87        118       148       254

Income & Growth Sub-Account                       87        118       148       254

Mid-Cap Growth Sub-Account                        89        123       156       270

Small Cap Value Equity Sub-Account                85        111       135       227

Equity Sub-Account                                84        109       131       219

Blend Sub-Account                                 84        109       131       219

Equity Index Sub-Account                          85        112       138       233

Growth Equity Sub-Account                         89        124       159       276

Small Cap Growth Equity Sub-Account               92        133       173       304


                                                 Table Of Fees And Expenses |  7

This second example assumes 1) that you did not make a withdrawal or 2) that you decided to begin the income phase at the end of each year shown. (The income phase is not available until the end of the 5 th contract year.)


                                          Year     1         3         5        10
Money Sub-Account                                $20       $63       $108      $233

Bond Sub-Account                                  23        70        120       258

LifeSpan Diversified Income Sub-Account           24        73        126       269

Total Return Sub-Account                          21        64        111       238

LifeSpan Balanced Sub-Account                     25        76        130       278

LifeSpan Capital Appreciation Sub-Account         25        76        130       278

Growth Sub-Account                                21        64        110       236

International Equity Sub-Account                  26        81        138       294

Contrafund Sub-Account                            22        69        118       254

Income & Growth Sub-Account                       22        69        118       254

Mid-Cap Growth Sub-Account                        24        74        126       270

Small Cap Value Equity Sub-Account                20        61        105       227

Equity Sub-Account                                19        59        101       219

Blend Sub-Account                                 19        59        101       219

Equity Index Sub-Account                          20        63        108       233

Growth Equity Sub-Account                         25        76        129       276

Small Cap Growth Equity Sub-Account               27        84        143       304


The purpose of the Table of Fees and Expenses is to assist you in understanding the various costs and expenses that you will incur. The table reflects expenses of the separate account and the funds.


The examples reflect the $30 annual contract maintenance charge as an annual charge of 0.086% of the assets. This charge is based on an anticipated average contract value of $35,000.


The examples do not reflect any premium taxes. However, premium taxes may apply.

The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

There is an accumulation unit value history contained in Appendix A - Condensed Financial Information.


8 | Table Of Fees And Expenses

The Company


Massachusetts Mutual Life Insurance Company (MassMutual) is a mutual life insurance company specially chartered by the Commonwealth of Massachusetts on May 14, 1851. It is currently licensed to transact life, accident, and health insurance business in all states, the District of Columbia, Puerto Rico and certain provinces of Canada. MassMutual had consolidated statutory assets in excess of $67 billion and estimated total assets under management of $176.8 billion as of December 31, 1998.


The Panorama Premier Individual Certificate
Issued under a Group Deferred Variable
Annuity Contract

General Overview

The annuity certificate is an ownership interest issued by us, MassMutual, to you, the participant, under the group deferred variable annuity contract. This annuity certificate is a contract between the participant and MassMutual. The certificate is intended for retirement savings or other long-term investment purposes. In exchange for your purchase payments, we agree to pay you an income when you choose to receive it. You select the income period beginning on a date you designate that is at least 5 years in the future. The certificate, like all deferred annuity certificates, has two phases - the accumulation phase and the income phase. Your certificate is in the accumulation phase until you decide to begin receiving annuity payments. During the accumulation phase we provide a death benefit. Once you begin receiving annuity payments, your certificate enters the income phase.

You are not taxed on certificate earnings until you take money from your certificate. This is known as tax deferral.


The certificate is called a variable annuity because you can choose to allocate your purchase payments among various investment choices. Your choices include seventeen funds and two fixed accounts. The amount of money you are able to accumulate in your certificate during the accumulation phase depends upon the investment performance of the funds you select as well as the interest we credit on the fixed accounts.


At the beginning of the income phase, you can choose to receive annuity payments on a variable basis, fixed basis or a combination of both. If you choose variable payments, the amount of the annuity payments will fluctuate depending on the investment performance of the funds you select for the income phase. If you select to receive payments on a fixed basis, the payments you receive will remain level.



                                               The Company/General Overview |  9

Ownership

Contract Owner

The contract owner is the person or non-natural person who maintains the ownership rights stated in the contract that are not delegated to the participants. The owner of the contract is usually an employer, trustee or other sponsor of a group that is comprised of participants. If the contract is purchased as part of an employee benefit plan, the plan may govern which ownership rights are maintained by the contract owner and which are delegated to participants.

Participant

The participant is named at time of application. The participant can be an individual or a non-natural person. We will not issue a certificate to you if you have reached your 85 th birthday as of the date we proposed to issue the certificate.

As the participant of the certificate, you exercise all rights under the certificate. The participant names the beneficiary. You may change the participant of the certificate at any time prior to the annuity date by written request. If you change the participant, the change is subject to our underwriting rules. Changing the participant may result in tax consequences. On and after the annuity date, you continue as the participant.

Joint Participant

The certificate can be owned by joint participants. Unless prohibited by state law, only you and your spouse can be joint participants. We will not issue a certificate to you if either proposed joint participant has reached their 85 th birthday as of the date we proposed to issue the certificate.

Upon the death of either joint participant, the surviving spouse will be the designated beneficiary and may continue the certificate. We will treat any other beneficiary designation at the time of death as a contingent beneficiary. Unless otherwise indicated on the application, both signatures will be required for all transactions, if there are joint participants.

Annuitant

The annuitant is the person on whose life we base annuity payments. You designate the annuitant at the time of application. We will not issue a certificate to you if the proposed annuitant has reached his/her 85th birthday as of the date we proposed to issue the certificate. You may change the annuitant before the annuity date, subject to our underwriting rules. However, the annuitant may not be changed on a certificate owned by a non-natural person.

Beneficiary

The beneficiary is the person(s) or entity you name to receive any death benefit. You name the beneficiary at the time of application. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die.

A beneficiary who is your surviving spouse may elect to continue the certificate in his or her own name, elect a lump sum payment of the death benefit, or apply the death benefit to an annuity option.



                                                                  10 | Ownership

Purchasing a Certificate

Purchase Payments

The minimum amount we accept for your initial purchase payment is:

o    $5,000 when the certificate is bought as a non-qualified certificate; or

o $2,000 if you are buying the certificate as part of an IRA (Individual Retirement Annuity), 401(k) or other qualified plan.

You can make additional purchase payments of $250 or more to either type of certificate. We will accept as little as $100 if you have selected our automatic investment plan option.

The maximum amount of cumulative purchase payments we accept without our prior approval is based on your age when we issued the certificate. The maximum amount is:

o    $1 million up to your 76 th birthday; or

o    $500,000 if age 76 or older.

If the participant is not a natural person, these purchase payment limits will apply to the annuitant's age. If there are joint participants, age refers to the oldest participant.

You may make your initial purchase payment, along with your complete application, by giving them to your agent/broker. You can make additional purchase payments:

o By mailing your check that clearly indicates your name and contract number to our lockbox:

     MassMutual Panorama Premier NY/NJ
     P.O. Box 92427
     Chicago, IL 60675-2427

o    By instructing your bank to wire transfer funds to:

     Chase Manhattan Bank, New York, New York
     ABA #021000021
     MassMutual Account 323065422
     Ref: VA Income Contract #
     Name: (Your Name)

We have the right to reject any application or purchase payment.

Allocation of Purchase Payments

When you purchase your certificate, you choose how we will apply your purchase payments among the investment choices. If you make additional purchase payments, we will apply them in the same way as your first purchase payment, unless you tell us otherwise.

Once we receive your purchase payment and the necessary information at our Annuity Service Center or lockbox, we will issue your certificate and apply your first purchase payment within 2 business days. If you do not give us all of the information we need, we will contact you to get it. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information.

If you add more money to your certificate by making additional purchase payments, we will credit these amounts to your certificate on the business day we receive them at our Annuity Service Center or lockbox. Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time. If we receive your purchase payment at our Annuity Service Center or lockbox on a non-business day or after the business day closes, we will credit the amount to your certificate effective the next business day.



                                                   Purchasing a Certificate | 11

Investment Choices

The Separate Account

We established a separate account, Massachusetts Mutual Variable Annuity Separate Account 4 (separate account), to hold the assets that underlie the certificates. Our Board of Directors adopted a resolution to establish the separate account under Massachusetts insurance law on July 9, 1997. We have registered the separate account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.

MassMutual owns the assets of the separate account. However, those separate account assets equal to the reserves and other certificate liabilities are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to, or charged against, the certificates and not against any other certificates we may issue.


We currently divide the separate account into 17 sub-accounts. Each of these sub-accounts invests in a fund. You bear the complete investment risk for purchase payments that you allocate to a fund.


The Funds


Subject to state availability, the contract offers 17 funds which are listed below. Additional funds may be added in the future.


Panorama Series Fund, Inc.


Panorama Series Fund, Inc. ("Panorama Fund") is an open-end investment company. OppenheimerFunds, Inc. ("OFI"), an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended, ("Investment Advisers Act") is the investment adviser to the Panorama Fund. It performs administrative functions relative to the Panorama Fund, including the keeping of all records not maintained by the custodian. OFI has operated as an investment adviser since 1959 and, together with a subsidiary, manages investment companies with $95 billion in assets and 4 million shareholder accounts as of December 31, 1998. OFI is owned by Oppenheimer Acquisition Corporation, a holding company that is owned in part by senior officers for OFI and controlled by MassMutual. The address of OFI is Two World Trade Center, New York, NY 10048-0203.


OFI has engaged three subadvisors to assist in the selection of portfolio investments for the Panorama International Equity Portfolio, the Panorama LifeSpan Diversified Income Portfolio, the Panorama LifeSpan Balanced Portfolio, and the Panorama LifeSpan Capital Appreciation Portfolio.

Babson-Stewart Ivory International ("Babson-Stewart"), One Memorial Drive, Cambridge, MA 02142, is the subadviser to the Panorama International Equity Portfolio and the international stock components of the Panorama LifeSpan Balanced Portfolio and the Panorama LifeSpan Capital Appreciation Portfolio. Babson-Stewart is a partnership formed in 1987 between David L. Babson & Co., Inc., a subsidiary of MassMutual and Stewart Ivory & Co., Ltd., located in Edinburgh, Scotland.


Credit Suisse Asset Management, One Citicorp Center, 153 East 53 rd St., New York, New York, is the subadviser to the high yield bond components of the three Panorama LifeSpan Portfolios. Prior to January 12, 1999, Credit Suisse Asset Management was called BEA Associates.

Pilgrim, Baxter & Associates ("Pilgrim Baxter"), 825 Duportail Road, Wayne, PA 19087, is the subadviser to the small cap components of the Panorama LifeSpan Balanced Portfolio and the Panorama LifeSpan Capital Appreciation Portfolio.


Panorama LifeSpan Diversified Income Portfolio (Diversified Income Portfolio). The Diversified Income Portfolio seeks high current income, with opportunities for capital appreciation through a strategically allocated portfolio consisting primarily of bonds.



12 | Investment Choices

Panorama Total Return Portfolio. The Panorama Total Return Portfolio seeks to maximize total investment return (including both capital appreciation and income) by allocating its assets among stocks, corporate bonds, U.S. Government securities and its instrumentalities, and money market instruments according to changing market conditions.

Panorama LifeSpan Balanced Portfolio (Balanced Portfolio). The Balanced Portfolio seeks a blend of capital appreciation and income through a strategically allocated portfolio of stocks and bonds with a slightly stronger emphasis on stocks.

Panorama LifeSpan Capital Appreciation Portfolio (Capital Appreciation Portfolio). The Capital Appreciation Portfolio seeks long-term capital appreciation through a strategically allocated portfolio consisting primarily of stocks. Current income is not a primary consideration.

Panorama Growth Portfolio. The Panorama Growth Portfolio seeks long-term growth of capital by investing primarily in common stocks with low price-earnings ratios and better than anticipated earnings. Realization of current income is a secondary consideration.

Panorama International Equity Portfolio. The Panorama International Equity Portfolio seeks long-term growth of capital by investing primarily in equity securities of companies wherever located, the primary stock market of which is outside the United States.

Oppenheimer Variable Account Funds

Oppenheimer Variable Account Funds ("Oppenheimer Funds") is an investment company consisting of 10 separate series of shares known as funds. The Oppenheimer Funds are also advised by OFI.


Oppenheimer Bond Fund/VA. The Oppenheimer Bond Fund/VA seeks a high level of current income. The Fund seeks capital growth when consistent with its primary objective. This Fund will, under normal market conditions, invest at least 65% of its total assets in investment grade debt securities.

Oppenheimer Money Fund/VA. The Oppenheimer Money Fund/VA seeks maximum current income from investments in money market securities that is consistent with low capital risk and maintenance of liquidity. The Fund invests in short-term, high quality "money market" securities.


MML Series Investment Fund ("MML Trust")


MML Trust is a no-load, open-end, investment company having eight series of shares each of which has different investment objectives designed to meet different investment needs. MassMutual serves as the investment adviser to the MML Trust.


MassMutual has entered into a subadvisory agreement with David L. Babson and Company, Inc. ("Babson"), a controlled subsidiary of the MassMutual, whereby Babson manages the investment of the assets of the MML Small Cap Value Equity Fund, the MML Equity Fund, and the equity sector of the MML Blend Fund.


MassMutual has entered into a subadvisory agreement with Massachusetts Financial Services Company ("MFS"), whereby MFS manages the investment of the MML Growth Equity Fund.


MassMutual has entered into subadvisory agreements with J.P. Morgan Investment Management Company Inc. ("J.P. Morgan") and Waddell & Reed Investment Management Company ("Waddell & Reed"), whereby J.P. Morgan and Waddell & Reed each manage 50% of the portfolio of MML Small Cap Growth Equity Fund.


MassMutual has entered into a subadvisory agreement with Mellon Equity Associates, LLP ("Mellon Equity") whereby Mellon Equity manages the investments of the MML Equity Index Fund.

MML Small Cap Value Equity Fund. The MML Small Cap Value Equity Fund seeks growth of capital and income over time by investing primarily in small company stocks.

MML Equity Fund. The MML Equity Fund seeks to achieve a superior rate of return over time from both capital appreciation and current income and to preserve capital by investing in equity securities.




                                                         Investment Choices | 13

MML Blend Fund. The MML Blend Fund seeks a high total rate of return over time, consistent with prudent investment risk and capital preservation, by investing in equity, fixed income and money market securities.

MML Equity Index Fund. The MML Equity Index Fund seeks investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index.1

1"Standard & Poor's, " Standard & Poor's 500" and "S&P 500" are trademarks of The McGraw-Hill Companies and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies ("S&P"), or The McGraw-Hill Companies, Inc. Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

MML Growth Equity Fund. The MML Growth Equity Fund seeks growth of capital and income over time by investing primarily in equity securities of large companies with long-term growth potential.

MML Small Cap Growth Equity Fund. The MML Small Cap Growth Equity Fund seeks growth of capital over time by investing primarily in equity securities of smaller and medium-size companies with long-term growth potential.

T. Rowe Price Equity Series, Inc.


T. Rowe Price Equity Series, Inc. is a diversified, open-end investment company incorporated in Maryland in 1994. The T. Rowe Price Mid-Cap Growth Portfolio is a separate series of shares of T. Rowe Price Equity Series, Inc. T. Rowe Price Associates, Inc. (" T. Rowe Price") was founded in 1937 and is the investment adviser to the Portfolio. Its business address is 100 East Pratt Street, Baltimore, MD 21202.


T. Rowe Price Mid-Cap Growth Portfolio. The T. Rowe Price Mid-Cap Growth Portfolio seeks long-term capital appreciation by investing in mid-cap stocks with potential for above average earnings growth. T. Rowe Price defines mid-cap companies as those with market capitalizations within the range of companies in the S&P 400 Mid-Cap Index.


American Century Variable Portfolios, Inc.

American Century Variable Portfolios, Inc. ("American Century VP") was organized as a Maryland corporation in 1987 and is a diversified, open-end management investment company. American Century Investment Management, Inc. ("American Century") is the investment manager of American Century VP. American Century has been providing investment advisory services to investment companies and institutional investors since it was founded in 1958. American Century's address is American Century Tower, 4500 Main Street, Kansas City Missouri 64111.


American Century VP Income & Growth Portfolio. The American Century VP Income & Growth Portfolio seeks dividend growth, current income and capital appreciation by investing in common stocks.

Fidelity Variable Insurance Products Fund II

Fidelity Variable Insurance Products Fund II ("VIP II") is an open-end management investment company, organized as a Massachusetts business trust in 1988. Fidelity's VIP II Contrafund Portfolio is a diversified fund of VIP II.

Fidelity Management & Research Company ("FMR") is the investment adviser to Fidelity's VIP II Contrafund Portfolio. FMR is the management arm of Fidelity Investments. Fidelity Investment has its principal business address at 82 Devonshire Street, Boston, MA 02109.

Fidelity Management & Research (U.K.) Inc. in London, England, and Fidelity Management & Research (Far East) Inc., in Tokyo, Japan, assist FMR with foreign investments. They each serve as subadvisors for Fidelity's VIP II Contrafund Portfolio.

Fidelity's VIP II Contrafund Portfolio. Fidelity's VIP II Contrafund Portfolio seeks long-term capital appreciation by investing in the securities of companies whose value is not fully recognized by the public.



14 | Investment Choices

There is no assurance that the funds will achieve their stated objective. The fund prospectuses contain more detailed information about the funds. Current copies of the fund prospectuses are attached to this prospectus. You should read the information contained in the funds' prospectuses carefully before investing.

The Fixed Accounts

We offer two fixed accounts, the fixed account for Dollar Cost Averaging (the "DCA Fixed Account") and The Fixed Account (collectively, "the fixed accounts"), as investment options. The fixed accounts are investment options within our general account.

Amounts that you allocate to the fixed accounts become part of our general account assets and are subject to the claims of all our creditors. All of our general account assets will be available to fund benefits under a certificate.

DCA Fixed Account. The DCA Fixed Account is a fixed account from which assets are systematically transferred to any fund(s). During the accumulation phase, you may choose to have your purchase payments allocated to the DCA Fixed Account for the period of the DCA Fixed Account Term (DCA Term). Your election must be in writing.

Currently, the DCA Term will not exceed 12 months. To the extent permitted by law, we reserve the right to change the duration of the DCA Term in the future. You may have only one DCA Term at a time.

We will only accept a purchase payment as of the beginning of a DCA Term. Purchase payments which originate from an annuity contract or certificate issued by us or any of our affiliates cannot be allocated to the DCA Account. You cannot transfer current certificate values to the DCA Fixed Account. We reserve the right to reject purchase payments.

We make scheduled monthly transfers from the DCA Fixed Account according to the rules of our Dollar Cost Averaging Program. You may not make unscheduled transfers or take partial withdrawals from the DCA Fixed Account. If you withdraw the entire certificate value during a DCA term we will apply our normal withdrawal provisions.

We reserve the right to assess a fee for processing transactions under the DCA Fixed Account.

If you elect to make an allocation to the DCA Fixed Account at a time when your annuity date would be less than the currently offered DCA Term, the expiration of your DCA Term will be your annuity date. No amounts will remain in the DCA Fixed Account after the expiration of the DCA Term.

We periodically set the interest rate we credit to the DCA Fixed Account. The interest rate is never less than 3%. We guarantee the interest rate for the full DCA Term.

The Fixed Account. You may allocate purchase payments to The Fixed Account. You can also make transfers of your certificate value into The Fixed Account. You do not participate in the investment performance of the assets in The Fixed Account. Instead, we credit your certificate with interest at a specified rate that we declare in advance. We guarantee this rate will be at least 3% per year. We may credit a higher rate of interest at our discretion.



                                                         Investment Choices | 15

Certificate Value

Your certificate value is the sum of your value in the separate account and the fixed account(s).

Your value in the separate account will vary depending on the investment performance of the funds you choose. In order to keep track of your certificate value, we use a unit of measure called an accumulation unit. During the income phase of your certificate we call the unit an annuity unit.

Accumulation Units

Every day we determine the value of an accumulation unit for each of the funds. Changes in the accumulation unit value reflect the investment performance of the fund as well as deductions for insurance and other changes.

The value of an accumulation unit may go up or down from business day to business day.

The Statement of Additional Information contains more information on the calculation of the accumulation unit value.

When you make a purchase payment, we credit your certificate with accumulation units. We determine the number of accumulation units to credit by dividing the amount of the purchase payment allocated to a fund by the value of the accumulation unit for that fund. When you make a withdrawal, we deduct from your certificate accumulation units representing the withdrawal amount.

We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each business day. Any change in the accumulation unit value will be reflected in your certificate value.

Example:


On Monday we receive an additional purchase payment of $5,000 from you. You have told us you want this to go to the Oppenheimer Bond Fund/VA. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Oppenheimer Bond Fund/VA is $13.90. We then divide $5,000 by $13.90 and credit your certificate on Monday night with 359.71 accumulation units for the Oppenheimer Bond Fund/VA.


Transfers

You can transfer all or part of your certificate value. You can make transfers by telephone. To do so, you must submit a written request. If you own the certificate with a joint participant, we will accept telephone transfer instructions from either you or the other participant, unless we are instructed otherwise. We will use reasonable procedures to confirm that instructions given to us by telephone are genuine. We may be liable for any losses due to unauthorized or fraudulent instructions, if we fail to use such procedures. We may tape record all telephone instructions.

Your transfer is effective on the business day we receive your request at our Annuity Service Center. Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time. If we receive your transfer request at our Annuity Service Center on a non-business day or after our business day closes, your transfer request will be effective on the next business day.

Transfers During the Accumulation Phase

You may transfer all or part of your assets in a fund or The Fixed Account. You can make a transfer to or from The Fixed Account and to or from any fund. You can make 12 transfers every calendar year during the accumulation phase without charge. If you make more than 12 transfers in a year, we will deduct a transfer fee. The fee is $20 per transfer or, if less, 2% of the amount you transfer. The following rules apply to any transfer during the accumulation phase:

(1)  The minimum amount which you can transfer is:

     o    $1,000; or

     o    the entire value in a fund, if less.


16 | Certificate Value

After a transfer, the minimum amount which must remain in the fund is $1,000 unless you transfer the entire fund value. We waive these requirements if the transfer is made in connection with the Rebalancing Program.

(2) You must clearly indicate the amount and investment choices from and to which you wish to transfer.

(3) During any certificate year, we limit transfers out of The Fixed Account to the greater of $30,000 or 30% of your certificate value in The Fixed Account as of the end of the previous certificate year. We measure a certificate year from the anniversary of the day we issued your certificate. Transfers out of The Fixed Account are done on a first-in, first-out basis. In other words, amounts attributed to the oldest purchase payments are transferred first; then amounts attributed to the next oldest purchase payment are transferred; and so on.


(4) We do not allow transfers between competing accounts. For this purpose, we consider The Fixed Account and the Oppenheimer Money Fund/VA "competing accounts." We restrict other transfers involving any competing account for certain periods:


     o for a period of 90 days following a transfer out of a competing account, you may not transfer into the other competing account.

     o for a period of 90 days following a transfer into a competing account, you may not transfer out of the other competing account.

(5) We do not count transfers made as part of the Dollar Cost Averaging Program, the Rebalancing Program, or in determining the number of transfers you make in a year.

Transfers During the Income Phase

You may make 6 transfers between the funds each calendar year without incurring a fee. You cannot transfer from the general account to a fund, but you can transfer from one or more funds to the general account once a certificate year. The minimum amount which you can transfer is $1,000 or your entire interest in the fund, if less. After a transfer, the minimum amount which must remain in a fund is $1,000 unless you have transferred the entire value.

We have the right to terminate or modify these transfer provisions.

Dollar Cost Averaging Program

The Dollar Cost Averaging Program allows you to systematically transfer a set amount from a selected fund to any of the other funds. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. The Dollar Cost Averaging Program is available only during the accumulation phase.

Dollar Cost Averaging does not assure a profit and does not protect you against loss in declining markets. Since Dollar Cost Averaging involves continuous investment in securities regardless of fluctuating price levels of such securities, you should consider your financial ability to continue the Dollar Cost Averaging Program through periods of fluctuating price levels.

You must have a certificate value of at least $5,000 in order to participate in the Dollar Cost Averaging Program. The minimum amount you can transfer is $250.

The minimum duration of participation in any Dollar Cost Averaging Program is currently 6 months. You can choose the frequency at which the Dollar Cost Averaging transfers are to be made, i.e., monthly, quarterly, semi-annually or annually. You will also choose the specific date when the first Dollar Cost Averaging transfer is made. However, if you select a date that is less than 5 business days from the date the election form is received at our Annuity Service Center, we may defer the first transfer for one month. If you do not select a start date, we will automatically start the Dollar Cost Averaging Program within 5 business days from the date we receive your election form. You may make changes to your selection, including termination of the program, by written request.



                                                          Certificate Value | 17

If you participate in the Dollar Cost Averaging Program, we do not take the transfers made under the program into account in determining any transfer fee.

We consider the DCA Fixed Account to be a Dollar Cost Averaging Program. You can only participate in one Dollar Cost Averaging Program at a time. Further, if you are participating in the Dollar Cost Averaging Program you cannot also participate in the Rebalancing Program, the Systematic Withdrawal Plan or the DCA Fixed Account.

The Dollar Cost Averaging option will terminate if:

o    you withdraw the total certificate value;
o    the last transfer you selected has been made;
o    upon your death or the annuitant's death;
o    there is insufficient certificate value to make the transfer; or
o we receive from you a written request to terminate the program at our Annuity Service Center at least 5 business days prior to the next transfer date.

We currently do not charge you for participation in the Dollar Cost Averaging Program. However, we reserve the right to charge for this feature in the future. We have the right to modify, terminate or suspend the Dollar Cost Averaging Program.

Automatic Rebalancing Program

Over time, the performance of each fund may cause your allocation to shift from your original allocation. You can direct us to automatically rebalance your certificate to return to your original percentage allocations by selecting our Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually. The Rebalancing Program is available only during the accumulation phase. If you participate in the Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee.

You cannot participate in the Rebalancing Program if you have purchase payments allocated to the fixed accounts. You cannot participate in the Rebalancing Program if you are participating in a Dollar Cost Averaging Program.

You can terminate the Rebalancing Program at anytime by giving us written notice. Any unscheduled transfer request will automatically terminate the Rebalancing Program election.

Example:

Assume that you want your initial purchase payment split between 2 funds. You want 40% to be in the Oppenheimer Bond Fund and 60% to be in the Panorama Growth Fund. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Oppenheimer Bond Fund now represents 50% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the Oppenheimer Bond Fund to bring its value back to 40% and use the money to buy more units in the Panorama Growth Portfolio to increase those holdings to 60%.

Withdrawals


During the accumulation phase you may make either partial or total withdrawals of your certificate value. Your withdrawal is effective on the business day we receive your written request at our Annuity Service Center. If we receive your written request at our Annuity Service Center on a non-business day or after our business day closes, your withdrawal request will be effective on the next business day. We will pay any withdrawal amount within 7 days of our receipt of your fully completed written request at our Annuity Service Center unless we are required to suspend or postpone withdrawal payments.


Unless you instruct us otherwise, we will take any partial withdrawal proportionally from your certificate value in the funds and The Fixed Account. You must withdraw at least $250 or the entire value in a fund or The Fixed Account, if less. We require that after you make a partial withdrawal you keep at least $5,000 in a non-qualified certificate. For qualified certificates, the



18 | Certificate Value
amount is $2,000. Partial withdrawals are subject to a contingent deferred sales charge.

When you make a total withdrawal you will receive the value of your certificate:

o    less any contingent deferred sales charge, if applicable;
o    less any applicable premium tax;
o    less any certificate maintenance charge, and
o less any purchase payments we credited to your certificate that have not cleared the bank, until they clear the bank.

Systematic Withdrawal Program

This program provides for an automatic monthly, quarterly, semi-annual or annual payment to you from your certificate of at least $250. Your certificate value must be at least $25,000 to initiate the withdrawal plan. Currently, we do not have a charge for this program, but we reserve the right to charge in the future.

Your systematic withdrawal program will begin on the start date you selected as long as we receive a fully completed written request at least five business days before the start date you selected. We may defer the start of your systematic withdrawal program for one month if your systematic withdrawal start date is less than five days after we receive your written request. If you do not select a start date, we will automatically begin systematic withdrawals within 5 business days after we receive your request. Your request must be in writing.

If you are participating in the Automatic Investment Plan Option, the Rebalancing Program or a Dollar Cost Averaging Program you cannot also participate in the Systematic Withdrawal Plan. If you terminate your Systematic Withdrawal Plan from The Fixed Account, you may not elect a new plan involving withdrawals from The Fixed Account for 6 months.

Your systematic withdrawal program ends if:

o    you withdraw your total certificate value;
o    we process the last withdrawal you selected;
o    upon your death or the annuitant's death;
o your value in a selected fund or The Fixed Account is insufficient to complete the withdrawal;
o    you begin receiving annuity payments; or
o you give us a written request to terminate your program. We must receive your request at least 5 business days before the next withdrawal date.

--------------------------------------------------------------------------------
Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.
--------------------------------------------------------------------------------


                                                                       [GRAPHIC]

                                                          Certificate Value | 19

Expenses

There are charges and other expenses associated with the certificates that reduce the return on your investment in the certificate. These charges and expenses are:

Insurance Charges

Each business day we deduct our insurance charges from the assets of the separate account. We do this as part of our calculation of the value of the accumulation units and the annuity units. The insurance charge has two parts:
(1) the mortality and expense risk charge and (2) the administrative charge.

Mortality and Expense Risk Charge

This charge is equal, on an annual basis, to 1.25% of the daily value of the assets invested in each fund, after fund expenses are deducted. This charge is for:

o the mortality risk associated with the insurance benefits provided, including our obligation to make annuity payments after the annuity date regardless of how long all annuitants live, the death benefits, and the guarantee of rates used to determine your annuity payments during the income phase;

o the expense risk that the current charges will be insufficient to cover the actual cost of administering the certificate.

The mortality and expense risk charge cannot be increased. If the mortality and expense risk charge is not sufficient, then we will bear the loss. However, we do expect to profit from this charge.

Administrative Charge

This charge is equal, on an annual basis, to 0.15% of the daily value of the certificates invested in each fund, after fund expenses are deducted. We assess this charge, together with the annual certificate maintenance charge, to reimburse us for all the expenses associated with the administration of the certificate and the separate account. Some of these expenses are: preparation of the certificate, confirmations, annual reports and statements, maintenance of certificate records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs. We can increase this charge, but the charge will never exceed 0.25%. If we increase this charge, we will give you 90 days prior notice.

Annual Certificate Maintenance Charge


At the end of each certificate year, we deduct $30 from your certificate as an annual certificate maintenance charge. We may increase this charge, but it will not exceed $60. If we increase this charge, we will give you 90 days prior notice. Currently, we will not deduct this charge if, when we are to make the deduction, the value of your certificate is $50,000 or more. However, we reserve the right to increase the certificate value amount at which we will waive this charge to $100,000 as provided by the certificate. Subject to state regulations, we will deduct the annual certificate maintenance charge proportionately from the investment choices you have selected. In no event, however, shall that portion of the annual certificate maintenance charge we deducted from the fixed account exceed $30 during any certificate year.

If you make a total withdrawal from your certificate, and the certificate value is less than $50,000, we will deduct the full annual certificate maintenance charge. If your certificate enters the income phase on a date other than its certificate anniversary and the certificate value is less than $50,000, we will deduct a pro rata portion of the charge. During the income phase, we will deduct 1/12th of the annual certificate maintenance charge from each payment regardless of the certificate size.


Contingent Deferred Sales Charge

We do not deduct a sales charge when we receive a purchase payment. However, we may assess a contingent deferred sales charge on any amount you withdraw that exceeds the free withdrawal



20 | Expenses
amount. We use this charge to cover certain expenses relating to the sale of the certificate.

If you withdraw:

o from more than one investment choice, we will deduct the contingent deferred sales charge proportionately from the amounts remaining in the investment choice(s) you selected.

o the total value from an investment choice, we will deduct the contingent deferred sales charge proportionately from amounts remaining in the investment choices that still have value.

o your entire certificate value, we will deduct the contingent deferred sales from the certificate value. You will receive a check for the net amount.

The amount of the charge depends on the amount of the purchase payments and the length of time since you made the purchase payments. The contingent deferred sales charge is assessed as follows:

Year since Purchase
Payments were Accepted       Charge
1st Year                      7%

2nd Year                      6%

3rd Year                      5%

4th Year                      4%

5th Year                      3%

6th Year                      2%

7th Year                      1%

8th Year
and thereafter                0%

After your purchase payment has been in the certificate for 7 years, there is no charge when you withdraw the purchase payment. Each purchase payment has its own 7-year sales charge period. We take withdrawals first from earnings, and then from purchase payments. For purposes of the contingent deferred sales charge, we treat withdrawals as coming from the oldest purchase payments first.

In addition to the free withdrawals described later in this section, we will not impose a contingent deferred sales charge under the following circumstances.

o Upon payment of the death benefit or upon the amount applied to an annuity payment option.

o If you surrender your certificate before April 30, 2000, and the proceeds of the surrender are used to purchase a new group annuity issued by MassMutual. The group annuity may be subject to charges upon surrender.

o If you redeem "excess contributions" to a plan qualifying for special income tax treatment. These types of plans are referred to as Qualified Plans, including Individual Retirement Annuities (IRAs). We look to the Internal Revenue Code for the definition and description of excess contributions.

o Owners of certain IRAs or non-qualified Flex Extra variable annuity contracts issued by MassMutual that no longer have any contingent deferred sales charge may exchange these certificates for a Panorama Premier certificate. We call this the "Flex Extra Exchange Program." When you exchange an eligible Flex Extra contract for a Panorama Premier certificate, we do not assess a contingent deferred sales charge on the amount that was in the original Flex Extra contract. However, if you make any additional purchase payments they will be subject to a contingent deferred sales charge.

o If you own an IRA or a non-qualified Account A, Account B or Account E variable annuity contract previously issued by Connecticut Mutual Life Insurance Company, you can exchange that contract for a Panorama Premier certificate. We call this the CML Exchange Program. When you exchange an eligible Account A, Account B, or Account E contract for a Panorama Premier certificate, we do not assess a contingent deferred sales charge on the amount that was in the original contract. However, if you make additional purchase payments they will be subject to a contingent deferred sales charge.



                                                                   Expenses | 21

The exchange programs may not be available in all states. Check with your agent. We have the right to terminate these exchange programs at any time. If you want more information about the exchange programs, contact your agent or us at our Annuity Service Center (800) 366-8226.

Free Withdrawals

You may withdraw, without incurring a contingent deferred sales charge, the greater of:

o the part of your certificate value that is earnings on the date of withdrawal; or

o 10% of purchase payments remaining in your certificate on the withdrawal date reduced by any free withdrawal(s) you previously took during the current certificate year.

We take withdrawals first from any investment earnings, and then from purchase payments. If you withdraw an amount which exceeds the free withdrawal amount, we will reduce the amount of your remaining purchase payments. We will calculate the contingent deferred sales charge based on your oldest purchase payments first.

Premium Taxes

Some states and other governmental entities charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from your certificate value for them. Some of these taxes are due when your certificate value is issued, others are due when annuity payments begin. Currently we do not charge you for these taxes until you begin receiving annuity payments or you make a total withdrawal. We may discontinue this practice and assess the charge when the tax is due. Premium taxes generally range from 0% to 3.5%, depending on the state.

Transfer Fee

During the accumulation phase, you can make 12 free transfers every calendar year. If you make more than 12 transfers a calendar year, we will deduct a transfer fee of $20 or 2% of the amount that is transferred, whichever is less.

If you request to transfer a dollar amount, we will deduct any transfer fee from the amount transferred. If you request to transfer a percentage of your value in an investment choice, we will deduct the transfer fee from the amount remaining in the investment choice. If you transfer the entire amount in an investment choice, we will deduct the transfer fee from the amount you transfer.

During the income phase, we allow 6 transfers and they are not subject to a transfer fee. We consider all transfers made on one business day as one transfer.

Income Taxes

We will deduct from the certificate any income taxes which we incur because of the operation of the separate account. At the present time, we are not making any such deductions. We will deduct any withholding taxes required by law.

Fund Expenses

There are deductions from and expenses paid out of the assets of the various funds, which are described in the attached fund prospectuses. We may enter into certain arrangements under which we are reimbursed by the funds' advisors, distributors and/or affiliates for the administrative service that we provide.



22 | Expenses

The Income Phase

If you want to receive regular income from your annuity, you can choose to receive fixed and/or variable annuity payments under one of six options. You can choose the month and year in which those payments begin. We call that date the annuity date. Your annuity date must be the first day of a calendar month. Your annuity date cannot be earlier than 5 years after you buy the certificate.

You choose your annuity date when you purchase your certificate. You can change it at any time before the annuity date provided you give us 30 days written notice. If you do not choose an annuity option, we will assume that you selected Life Income with 10 years of payments guaranteed.

Annuity payments must begin by the earlier of:

(1) The annuitant's 90th birthday or the 90th birthday of the oldest joint annuitant;

(2) Your 90th birthday if you are not the annuitant or the 90th birthday of the oldest joint participant; or

(3)  The latest age permitted under state law.

We make annuity payments based on the age and sex of the annuitant under all options except Option E. We may require proof of age and sex before annuity payments begin.

At the annuity date, you have the same fund choices that you had in the accumulation phase. You can choose whether payments will be fixed, variable, or a combination of both. If you do not tell us otherwise, we will base your annuity payments on the investment allocations that are in place on the annuity date. Therefore, any amounts in the funds will be applied to a variable payout and any amounts in the Fixed Account will be applied to a fixed payout.

In order to avoid adverse tax consequences, you should begin to take distributions at least equal to the minimum amount required by the IRS, no later than the required beginning date. If your certificate is an IRA, that date should be the year you reach age 70 1/2. For qualified plans, that date is the later of your retirement or when you reach age 70 1/2.

If your certificate value is less than $2,000 on the annuity date, we reserve the right to pay you a lump sum rather than a series of annuity payments. If any annuity payment is less than $100, we reserve the right to change the payment basis to equivalent less frequent payments.

Fixed Annuity Payments

If you choose fixed payments, the payment amount will not vary. The payment amount will depend upon the following 5 things:


o    the value of your certificate on the annuity date;

o    the deduction of premium taxes, if applicable,

o    the deduction of the annual certificate maintenance charge,

o    the annuity option you select, and

o the age and sex of the annuitant (and the age and sex of the joint annuitant, if any).


Variable Annuity Payments

If you choose variable payments, the payment amount will vary with the investment performance of the funds. The first payment amount will depend on the following 6 things:


o    the value of your certificate on the annuity date;

o    the deduction of premium taxes, if applicable,

o    the deduction of the annual certificate maintenance charge,

o    the annuity option you select,

o the age and sex of the annuitant (and the age and sex of the joint annuitant, if any), and

o    an assumed investment rate (AIR) of 4% per year.


Future variable payments will depend on the performance of the funds you selected. If the actual performance exceeds the 4% assumed



                                                           The Income Phase | 23
investment rate plus the deductions for expenses, your annuity payments will increase. Similarly, if the actual rate is less than 4% plus the amount of the deductions, your annuity payments will decrease.

Annuity Unit Value

In order to keep track of the value of your variable annuity payment, we use a unit of measure called an annuity unit. We calculate the number of your annuity units at the beginning of the income phase. During the income phase, the number of annuity units will not change. However, the value of your annuity units will change to reflect the investment performance of the funds you selected. The Statement of Additional Information contains more information on how annuity payments and annuity unit values are calculated.

Annuity Options

The following annuity options are available. After annuity payments begin, you cannot change the annuity option or the frequency of annuity payments. In addition, during the income phase we do not allow withdrawals.

Annuity Option A - Life Income. Under this option we make periodic payments as long as the annuitant is alive. After the annuitant dies we stop making payments.

Annuity Option B - Life Income with Period Certain. We will make periodic payments for a guaranteed period, or as long as the annuitant lives, whichever is longer. The guaranteed period may be 5, 10 or 20 years. If the beneficiary chooses, he/she may elect a lump sum payment equal to the present value of the remaining guaranteed annuity payments.

Annuity Option C - Joint and Last Survivor Payments. We will make periodic payments during the joint lifetime of 2 annuitants. When one dies, we will continue making these payments to the survivor as if both annuitants were alive. We will not make payments after both annuitants have died.

Annuity Option D - Joint and 2/3 Survivor Annuity. We will make periodic payments during the joint lifetime of 2 annuitants. We will continue making payments during the lifetime of the surviving annuitant. We will compute these payments for the surviving annuitant on the basis of two-thirds of the annuity payment (or units) in effect during the joint lifetime. We will not make payments after both annuitants have died.

Annuity Option E - Period Certain. We will make periodic payments for a specified period. The specified period must be at least 5 years and cannot be more than 30 years. If you do not want payments to continue for the remainder of the specified period, you may elect to have an amount equal to the present value of the remaining guaranteed annuity payments paid as a lump sum or applied to another annuity option.

Annuity Option F - Special Income Settlement Agreement. We will pay you in accordance with terms agreed upon in writing by both you and us.


                                                                       [GRAPHIC]

24 | The Income Phase

Death Benefit

Death Of Participant During The Accumulation Phase

If you or the joint participant dies during the accumulation phase, we will pay a death benefit to your primary beneficiary. If the joint participant dies, we will treat the surviving joint participant, if any, as the primary beneficiary. We will treat any other beneficiary designation on record at the time of death as a contingent beneficiary unless you have changed it in writing.

Your beneficiary may request that the death benefit be paid under one of the death benefit options. If the beneficiary is your spouse, he or she may elect to become the participant of the certificate at the then current certificate value, which may be less than the death benefit. If joint participants die simultaneously, the death benefit will become payable.

Death Benefit Amount During The Accumulation Phase

Before the date you or the oldest joint participant reaches age 75, the death benefit during the accumulation phase will be the greater of:

(1)  your purchase payments, less any withdrawals and any applicable charges; or

(2) your certificate value as of the business day we receive proof of death and election of the payment method; or

(3) your certificate value on the most recent 3 year certificate anniversary, plus any subsequent purchase payments, less any subsequent withdrawals including any applicable charges. Your first certificate anniversary is one calendar year from the date we issued your certificate.

After you or the oldest joint participant reaches age 75, the death benefit during the accumulation period will be the greater of:

(1)  the purchase payments, less any withdrawals and any applicable charges; or

(2) your certificate value as of the business day we receive proof of death and election of the payment method; or

(3) your certificate value on the most recent 3 year certificate anniversary prior to the participant or the oldest joint participant reaching age 75, plus any subsequent purchase payments, less any subsequent withdrawals, including any applicable charges. Your first certificate anniversary is one calendar year from the date we issued your certificate.

If the certificate is owned by a non-natural person, participant means annuitant for purposes of determining the death benefit amount.

Death Benefit Options During The Accumulation Phase

A beneficiary who is not your surviving spouse must elect to receive the death benefit under one of the following options, in the event you die during the accumulation phase.

Option 1 - lump sum payment of the death benefit; or

Option 2 - the payment of the entire death benefit within 5 years of the date of death; or

Option 3 - payment of the death benefit under an annuity option over the lifetime of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary with distribution beginning within 1 year of the date of your death or any joint participant.



                                                              Death Benefit | 25

If a lump sum payment is requested, we will pay the amount within 7 days after we receive due proof of death and other necessary information at our Annuity Service Center, unless we are required to suspend or delay payment. Payment to the beneficiary, in any form other than a lump sum, may only be elected during the 60-day period beginning with the date of receipt by us of proof of death.

Death Of Participant During The Income Phase

If you or the joint participant dies during the income phase, but the annuitant is still alive, we will pay the remaining payments under the annuity option elected at least as rapidly as under the method of distribution in effect at the time of your death.

Death Of Annuitant

If the annuitant, who is not the participant or joint participant, dies during the accumulation phase, you can name a new annuitant subject to the underwriting rules we have in effect at the time. If you do not name an annuitant within 30 days of the death of the annuitant, you will become the annuitant. However, if the participant is a non-natural person we will treat the death of the annuitant as the death of the participant, and you may not name a new annuitant.

Upon the death of the annuitant on or after the annuity date, the death benefit, if any, is as specified in the annuity option elected. We will pay death benefits at least as rapidly as under the method of distribution in effect at the annuitant's death.

[GRAPHIC]


26 | Death Benefit

Taxes

NOTE: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. We have included in the Statement of Additional Information an additional discussion regarding taxes.

Annuity Certificates In General

Annuity certificates are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Simply stated, these rules provide that you will not be taxed on the earnings on the money held in your annuity certificate until you take the money out. This is referred to as tax deferral. There are different rules as to how you are taxed depending on how you take the money out and the type of certificate - qualified or non-qualified (see following sections).

You, as the participant of a non-qualified annuity, will generally not be taxed on increases in the value of your certificate until a distribution occurs - either as a withdrawal or as annuity payments. When you make a withdrawal, you are taxed on the amount of the withdrawal that is earnings. For annuity payments, different rules apply. A portion of each annuity payment is treated as a partial return of your purchase payments and is not taxed. The remaining portion of the annuity payment is treated as ordinary income. How the annuity payment is divided between taxable and non-taxable portions depends upon the period over which the annuity payments are expected to be made. Annuity payments received after you have recovered all of your purchase payments are fully ineludible in income.

When a non-qualified certificate is owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the certificate as an agent for a natural person), the certificate will generally not be treated as an annuity for tax purposes.

Qualified And Non-Qualified Certificates

If you purchase the certificate as an individual and not under any pension plan, specially sponsored program or an individual retirement annuity, your certificate is referred to as a non-qualified certificate.

If you purchase the certificate under a pension plan, specially sponsored program, or an individual retirement annuity, your certificate is referred to as a qualified certificate. Examples of qualified plans are: deductible and non-deductible Individual Retirement Annuities (IRAs), and pension and profit-sharing plans, which include 401(k) plans and H.R. 10 Plans.

Withdrawals - Non-Qualified Certificates

If you take a withdrawal from your certificate, the Code treats that withdrawal as first coming from earnings and then from your purchase payments. The withdrawn earnings are ineludible in income.

The Code also provides that any amount received under an annuity certificate which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is ineludible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

(1)  paid on or after you reach age 59 1/2;

(2)  paid to your beneficiary after you die;

(3)  paid if you become totally disabled (as that term is defined in the Code);

(4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;


                                                                      Taxes | 27

(5)  paid under an immediate annuity; or

(6)  which come from purchase payments made before August 14, 1982.

Withdrawals - Qualified Certificates

If you have no cost basis for your interest in a qualified certificate, the full amount of any distribution is taxable to you as ordinary income. If you do have a cost basis for your interest, a portion of the distribution is taxable, generally based on the ratio of your cost basis to your total certificate value. Special tax rules may be available for certain distributions from a qualified certificate.

Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401 (Pension and Profit-Sharing Plans), 408 (Individual Retirement Annuities - IRAs), and 408A (Roth IRAs). Exceptions from the penalty tax are as follows:

o    distributions made on or after you reach age 59 1/2 ;

o    distributions made after your death or disability (as defined in Code
     Section 72(m)(7);

o after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary (in applying this exception to distributions from IRAs, a separation from service is not required);

o distributions made after separation of service if you have reached age 55 (not applicable to distributions from IRAs);

o distributions made to you up to the amount allowable as a deduction to you under Code Section 213 for amounts you paid during the taxable year for medical care;

o distributions made to an alternate payee pursuant to a qualified domestic relations order (not applicable to distributions from IRAs);

o distributions from an IRA for the purchase of medical insurance (as described in Code Section 213(d)(1)(D)) for you and your spouse and dependents if you received unemployment compensation for at least 12 weeks and have not been re-employed for at least 60 days);

o distributions from an IRA to the extent they do not exceed your qualified higher education expenses (as defined in Code Section 72(t)(7) for the taxable year; and

o distributions from an IRA which are qualified first-time home buyer distributions (as defined in Code Section 72(t)(8)).

Generally, distributions from a qualified plan must begin no later than April 1st of the calendar year following the later of (a) the year in which you attain age 70 1/2 or (b) the calendar year in which you retire. The date set forth in
(b) does not apply to an IRA. Required distributions do not apply to a Roth IRA during your lifetime. Required distributions must be over a period not exceeding your life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary. If required minimum distributions are not made, a 50% penalty tax is imposed on the amount that should have been distributed.



28 | Taxes

Other Information

Performance

We may advertise certain performance-related information. This information reflects historical performance and is not intended to indicate or predict the future performance.

Standardized Total Returns

We will show standardized average annual total returns for sub-accounts that have been in existence for more than one year. These returns assume you made a single $1,000 payment at the beginning of the period and withdrew the entire amount at the end of the period. The return reflects a deduction for the contingent deferred sales charge, the annual certificate maintenance charge and all other separate account and certificate level charges, except premium taxes, if any.

If a sub-account has been in existence for less than one year, we will show the aggregate total return. This assumes you made a single $1,000 payment at the beginning of the period and withdrew the entire amount at the end of the period. The return reflects the change in unit value and a deduction of the contingent deferred sales charge.

Nonstandard Total Returns


We will also show total returns based on historical performance of the sub-accounts and underlying funds. We may assume the certificates were in existence prior to their inception date, September 1, 1998, which they were not. Total return percentages include all fund level and separate account level charges. They do not include a contingent deferred sales charge, certificate maintenance charge, or premium taxes, if any. If these charges were included, returns would be less than those shown.


Total Returns compare the value of an accumulation unit at the beginning of a period with the value of an accumulation unit at the end of the period.

Average Annual Total Returns measure this performance over a period of time greater than one year. Average annual total returns compare values over a given period of time and express the percentage as an average annual rate.

Yield and Effective Yield


We may also show yield and effective yield for the Oppenheimer Money Fund/VA over a seven-day period, which we then "annualize". This means that when we calculate yield, we assume that the amount of money the investment earns for the week is earned each week over a 52-week period. We show this as a percentage of the investment. We calculate the "effective yield" similarly, but when we annualize the amount, we assume the income earned is re-invested. Therefore, the effective yield is slightly higher that the yield because of the compounding effect.


Related Performance

Some of the funds available to you are similar to mutual funds offered in the retail marketplace. These funds generally have the same investment objectives, policies and portfolio managers as the retail mutual funds and usually were formed after the retail mutual funds. While these funds generally have identical investment objectives, policies and portfolio managers, they are separate and distinct from retail mutual funds. In fact, performance of these funds may be dramatically different from the performance of the retail mutual funds. This is due to differences in the funds' sizes, dates shares of stocks are purchased and sold, cash flows and expenses. You should remember that retail mutual fund performance is not the performance of the funds available in this certificate and is not an indication of future performance of these funds.

Year 2000

Like other businesses and governments around the world, we could be adversely affected if the computer systems used by us and those with which we do business do not properly recognize the year 2000. This is commonly known as the "Year 2000 issue".



                                                          Other Information | 29

In 1996, we began an enterprise-wide process of identifying, evaluating and implementing changes to computer systems and applications software to address the Year 2000 issue on our own behalf and on behalf of our subsidiaries. We are addressing the Year 2000 issue internally with modifications to existing programs and conversions to new programs. We are also seeking assurances from vendors, customers, service providers, governments and others with which we conduct business, to determine their year 2000 readiness.

The costs related to the Year 2000 issue are currently being expensed, and when measured against net gain from operations, are not material to us.


Distributors

MML Distributors, LLC (MML Distributors) serves as principal underwriter for the certificates. MML Investors Services, Inc. (MMLISI) serves as co-underwriter for the certificates. Their purpose as underwriters is to distribute the certificates. MML Distributors and MMLISI are wholly-owned subsidiaries of MassMutual. Both are located at 1414 Main Street, Springfield, Massachusetts 01144-1013.

We will pay commissions to broker-dealers who sell the certificates. Currently, we pay an amount up to 7% of purchase payments. As an alternative, we may pay a commission of 1.2% of certificate values each certificate year. We also may pay a commission that is a combination of purchase payments and certificate value. These alternatives could exceed 7%.

From time to time, MML Distributors may enter into special arrangements with certain broker-dealers. These special arrangements may provide for the payment of higher compensation to such broker-dealers for selling the certificates.

Electronic Transmission Of Application Information

Upon agreement with a limited number of broker-dealers, we will accept electronic data transmissions of application information. Our Annuity Service Center will accept this information at the time the initial purchase payment is transmitted by wire. Please contact your representative for more information.

Assignment

You can assign the certificate at any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment. We will not be liable for any payment or other action we take in accordance with the certificate before we receive notice of the assignment. You may be subject to tax consequences if you assign your certificate.

If the certificate is issued pursuant to a qualified plan, there may be limitations on your ability to assign the certificate. If you assign your certificate, your rights may only be exercised with the consent of the assignee of record. We require consent of any irrevocable beneficiary before we assign proceeds.

Voting Rights

We are the legal owner of the fund shares. However, when a fund solicits proxies in conjunction with a vote of shareholders, it is required to obtain from you and other participants, instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares, for which we have not received voting instructions, in proportion to those instructions. This will also include any shares that we own on our own behalf. If we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

During the accumulation phase of your certificate and while the annuitant is living, we determine the number of shares you may vote by dividing your certificate value in each fund, if any, by $100. Fractional shares are counted. During the income phase or after the annuitant dies, we determine the number of shares you may vote based on our liability for future variable monthly annuity payments.



30 | Other Information

Reservation Of Rights

We reserve the right to:

o    substitute another fund for one of the funds you selected, and

o    add or eliminate sub-accounts.

If we exercise any of these rights, we will receive prior approval from the Securities and Exchange Commission, if necessary. We will also give you notice of our intent to exercise any of these rights.

Suspension Of Payments Or Transfers

We may be required to suspend or postpone payments for withdrawals or transfers from the funds for any period when:

o the New York Stock Exchange is closed (other than customary weekend and holiday closings); or

o    trading on the New York Stock Exchange is restricted;

o an emergency exists as a result of which disposal of shares of the funds is not reasonably practicable or we cannot reasonably value the shares of the funds;

o during any other period when the Securities and Exchange Commission, by order, so permits for your protection.

We reserve the right to defer payment for a withdrawal from The Fixed Account for the period permitted by law but not for more than six months.

Legal Proceedings

We are currently not involved in any legal proceedings that might adversely impact the certificates.

Financial Statements

We have included our financial statements and those of the separate account in the Statement of Additional Information.

Additional Information

For further information about the certificate, you may obtain a Statement of Additional Information. You can call the telephone number indicated on the cover page or you can write to us. For your convenience we have included a form for that purpose.

The Table of Contents of this statement is as follows:


     1.   Company
     2.   Custodian
     3.   Assignment of Certificate
     4.   Distribution
     5.   Purchase of Securities Being Offered
     6.   Accumulation Units and Unit Value
     7.   Transfers During the Income Phase
     8.   Payment of Death Benefit
     9.   Annuity Payments
     10.  Federal Tax Matters
     11.  Performance Measures
     12.  Experts
     13.  Financial Statements


                                                                       [GRAPHIC]


                                                          Other Information | 31

To:  Massachusetts Mutual Life Insurance Company
     Annuity Products, H565
     P.O. Box 9067
     Springfield, Massachusetts 01102-9067

Please send me a Statement of Additional Information for MassMutual's Panorama Premier.

Name      ________________________________________________

Address   ________________________________________________

          ________________________________________________

City      ___________________State__________ Zip _________

Telephone ________________________________________________


                                                                            | 33

Appendix A -

Condensed Financial Information


The following schedules include accumulation unit values for the periods indicated. This data has been extracted from the separate account's audited financial statements. This information should be read in conjunction with the separate account's audited financial statements and related notes that are included in the Statement of Additional Information.


Accumulation Unit Values


Sub-Account                        Dec 31, 1998        1998(a)
Money                              11.150105           10.00

Bond                               11.725305           10.00

LifeSpan Diversified Income        12.046624           10.00

Total Return                       13.876594           10.00

LifeSpan Balanced                  12.983356           10.00

LifeSpan Capital Appreciation      13.619392           10.00

Growth                             15.669692           10.00

International Equity               13.961844           10.00

Contrafund                         12.598281           10.00

Income & Growth                    12.423410           10.00

Mid-Cap Growth                     13.076410           10.00

Small Cap Value Equity             11.164329           10.00


Accumulation Units Outstanding

Sub-Account                           Dec 31, 1998
Money                                   113,305

Bond                                     59,397

LifeSpan Diversified Income              19,531

Total Return                             64,846

LifeSpan Balanced                        53,713

LifeSpan Capital Appreciation             3,418

Growth                                   29,056

International Equity                     13,535

Contrafund                               18,660

Income & Growth                          39,253

Mid-Cap Growth                           15,476

Small Cap Value Equity                    8,742

(a) Commencement of public offering was September 1, 1998.


                                                                Appendix A | A-1

                                     PART B


                           INFORMATION REQUIRED IN A
                      STATEMENT OF ADDITIONAL INFORMATION

                                PANORAMA PREMIER

                  MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
                                  (Depositor)

            MASSACHUSETTS MUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT 4
                                  (Registrant)

                      STATEMENT OF ADDITIONAL INFORMATION

                                  May 1, 1999

This is not a prospectus. This Statement of Additional Information should be read in conjunction with the prospectus dated May 1, 1999, for the individual certificates under a group deferred annuity contract with flexible purchase payments which are referred to herein.

For a copy of the prospectus call 1-800-366-8226 or write: Massachusetts Mutual Life Insurance Company, Panorama Premier, Annuity Products, H565, P.O. Box 9067, Springfield, MA 01101.

                               TABLE OF CONTENTS

Company.............................................................           2

Custodian...........................................................           2

Assignment of Certificate ..........................................           2

Distribution........................................................           3

Purchase of Securities Being Offered ...............................           3

Accumulation Units and Unit Value ..................................           3

Transfers During The Income Phase ..................................           4

Payment of Death Benefit ...........................................           4

Annuity Payments ...................................................           5

Performance Measures................................................           5

Federal Tax Matters ................................................          11

Experts.............................................................          16

Financial Statements ............................................... final pages

                                    COMPANY

Massachusetts Mutual Life Insurance Company ("MassMutual") is a mutual life insurance company specially chartered by the Commonwealth of Massachusetts on May 14, 1851. It is currently licensed to transact life, accident, and health insurance business in all states, the District of Columbia, Puerto Rico and certain provinces of Canada. MassMutual had consolidated statutory assets in excess of $67 billion, and estimated total assets under management in of $176.8 billion as of December 31,1998.

                                   CUSTODIAN

The shares of the underlying funds purchased by the sub-accounts are held by MassMutual as custodian of Massachusetts Mutual Variable Annuity Separate Account 4 (the "separate account").

                           ASSIGNMENT OF CERTIFICATE

MassMutual will not be charged with notice of any assignment of a certificate or of the interest of any beneficiary or of any other person unless the assignment is in writing and MassMutual receives the original or a true copy thereof at its Home Office. MassMutual assumes no responsibility for the validity of any assignment.

While the certificates are generally assignable, all non-tax qualified certificates must carry a non-transferability endorsement which precludes their assignment. For qualified certificates, the following exceptions and provisions should be noted:

     (1) No person entitled to receive annuity payments under a certificate or part or all of the certificate's value will be permitted to commute, anticipate, encumber, alienate or assign such amounts, except upon the written authority of the participant given during the annuitant's lifetime and received in good order by MassMutual at its Annuity Service Center. To the extent permitted by law, no certificate nor any proceeds or interest payable thereunder will be subject to the annuitant's or any other person's debts, contracts or engagements, nor to any levy or attachment for payment thereof;

     (2) If an assignment of a certificate is in effect on the maturity date, MassMutual reserves the right to pay to the assignee in one sum the amount of the certificate's maturity value to which he is entitled, and to pay any balance of such value in one sum to the participant, regardless of any payment options which the participant may have elected. Moreover, if an assignment of a certificate is in effect at the death of the annuitant prior to the maturity date, MassMutual will pay to the assignee in one sum, to the extent that he is entitled, the greater of (a) the total of all purchase payments, less the net amount of all partial redemptions, and (b) the accumulated value of the certificate, and any balance of such value will be paid to the beneficiary in one sum or applied under one or more of the payment options elected;

     (3) Certificates used in connection with a tax-qualified retirement plan must be endorsed to provide that they may not be sold, assigned or pledged for any purpose unless they are owned by the trustee of a trust described in Section 401(a) or by the administrator of an annuity plan described under Section 403(a) of the Code; and

     (4) Certificates issued under a plan for an Individual Retirement Annuity pursuant to Section 408 of the Code must be endorsed to provide that they are non-transferable. Such certificates may not be sold, assigned, discounted, or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose by the annuitant to any person or party other than MassMutual, except to a former spouse of the annuitant in accordance with the terms of a divorce decree or other written instrument incident to a divorce.

Assignments may be subject to federal income tax.

                                  DISTRIBUTION

MML Distributors, LLC ("MML Distributors") is the principal underwriter of the contract and certificates. MML Distributors is a limited liability corporation. MML Investors Services, Inc. ("MMLISI") is the co-underwriter of the contract and certificates. Both MML Distributors and MMLISI are broker-dealers registered with the Securities and Exchange Commission and members of the National Association of Securities Dealers, Inc. MML Distributors and MMLISI are indirect wholly-owned subsidiaries of Massachusetts Mutual Life Insurance Company.

Pursuant to the Underwriting and Servicing Agreement, both MML Distributors and MMLISI will receive compensation for their activities as underwriters for the separate account. No compensation was paid to MMLISI in 1998. No compensation was paid to MML Distributors in 1998. Commissions will be paid through MMLISI and MML Distributors to agents and selling brokers for selling the contract and certificates. During 1998, commissions paid were $187,385.

MML Distributors may enter into selling agreements with other broker-dealers which are registered with the Securities and Exchange Commission and are members of the National Association of Securities Dealers, Inc. ("selling brokers"). The contract and certificates are sold through agents who are licensed by state insurance officials to sell the contract and certificates. These agents are also registered representatives of selling brokers or of MMLISI.

MML Distributors does business under different variations of its name; including the name MML Distributors, L.L.C. in the states of Illinois, Michigan, Oklahoma, South Dakota, and Washington, and the name MML Distributors, Limited Liability Company in the states of Maine, Ohio, and West Virginia.

The offering is on a continuous basis.

                      PURCHASE OF SECURITIES BEING OFFERED

Interests in the Separate Account are sold to Participants as accumulation units. Charges associated with such securities are discussed in the Expenses section of the prospectus for the certificate. The certificate does not offer any special purchase plan or exchange program not discussed in the prospectus. (For a discussion of instances when sales charges will be waived, see the Contingent Deferred Sales Charge section of the prospectus.)

                       ACCUMULATION UNITS AND UNIT VALUE

During the accumulation phase, accumulation units shall be used to account for all amounts allocated to or withdrawn from the sub-accounts of the separate account as a result of purchase payments, withdrawals, transfers, or fees and charges. MassMutual will determine the number of accumulation units of a sub-account purchased or canceled. This will be done by dividing the amount allocated to (or the amount withdrawn from) the sub-account by the dollar value of one accumulation unit of the sub-account as of the end of the business day during which the transaction is received at the annuity service center.

The accumulation unit value for each sub-account was set on the date such sub-account became operative. Subsequent accumulation unit values for each sub-account are determined for each day in which the New York Stock Exchange is open for business ("business day") by multiplying the accumulation unit value for the immediately preceding business day by the net investment factor for the sub-account for the current business day.

The net investment factor for each sub-account is determined by dividing A by B and subtracting C where:

A is (i) the net asset value per share of the funding vehicle or portfolio of a funding vehicle held by the sub-account for the current business day; plus (ii) any dividend per share declared on behalf of such funding vehicle or portfolio of a funding vehicle that has an ex-dividend date within the current business day; less (iii) the cumulative charge or credit for taxes reserved which is determined by MassMutual to have resulted from the operation or maintenance of the sub-account.

B is the net asset value per share of the funding vehicle or portfolio held by the sub-account for the immediately preceding business day.

C is the cumulative charge for the mortality and expense risk charge and for the administrative charge. The accumulation unit value may increase or decrease from business day to business day.

                       TRANSFERS DURING THE INCOME PHASE

Transfers of annuity reserves between sub-accounts will be made by converting the number of annuity units attributable to the annuity reserves being transferred to the number of annuity units of the sub-account to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been with out the transfer. Thereafter, annuity payments will reflect changes in the value of the new annuity units.

The amount transferred to the general account from a sub-account will be based on the annuity reserves for the participant in that sub-account. Transfers to the general account will be made by converting the annuity units being transferred to purchase fixed annuity payments under the annuity option in effect and based on the age of the annuitant at the time of the transfer.

See the Transfers During the Income Phase section in the prospectus for more information about transfers during the income phase.

                            PAYMENT OF DEATH BENEFIT

MassMutual will require due proof of death before any death benefit is paid. Due proof of death will be:

1.   a certified death certificate;

2. a certified decree of a court of competent jurisdiction as to the finding of death; or

3.   any other proof satisfactory to MassMutual.

All death benefits will be paid in accordance with applicable law or regulations governing death benefit payments.

The beneficiary designation in effect on the date we issue the certificate will remain in effect until changed. Unless the participant provides otherwise, the death benefit will be paid in equal shares to the beneficiary(ies) as follows:

1. to the primary beneficiary(ies) who survive the participant's and/or the annuitant's death, as applicable; or if there are none

2. to the contingent beneficiary(ies) who survive the participant's and/or the annuitant's death, as applicable; or if there are none

3.   to the estate of the participant.

You may name an irrevocable beneficiary(ies). In that case, a change of beneficiary requires the consent of any irrevocable beneficiary. If an irrevocable beneficiary is named, the participant retains all other contractual rights.

See the Death Benefit section in the prospectus for more information on death benefits.

                                ANNUITY PAYMENTS

A variable annuity payment is an annuity with payments which; (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable sub-accounts of the separate account. Annuity Payments also depend upon the age of the annuitant and any joint annuitant and the assumed interest factor utilized. The annuity table used will depend upon the annuity option chosen. The dollar amount of annuity payments after the first is determined as follows;

     1. The dollar amount of the first annuity payment is divided by the value of an annuity unit as of the annuity date. This establishes the number of annuity units for each annuity payment. The number of annuity units remains fixed during the annuity period.

     2. For each sub-account, the fixed number of annuity units is multiplied by the annuity unit value on each subsequent annuity payment date.

     3. The total dollar amount of each variable annuity payment is the sum of all sub-account variable annuity payments.

The number of annuity units is determined as follows:

1. The number of annuity units credited in each sub-account will be determined by dividing the product of the portion of the certificate value to be applied to the sub-account and the annuity purchase rate by the value of one annuity unit in that sub-account on the annuity date. The purchase rates are set forth in the variable annuity rate tables in the certificate.

2. For each sub-account, the amount of each annuity payment equals the product of the annuitant's number of annuity units and the annuity unit value on the payment date. The amount of each payment may vary.

The value of any annuity unit for each sub-account of the separate account was set on the date such sub-account became operative. The sub-account annuity unit value at the end of any subsequent valuation period is determined as follows:

1. The net investment factor for the current business day is multiplied by the value of the annuity unit for the sub-account for the immediately preceding business day.

2. The result in (1) is then divided by an assumed investment rate factor. The assumed investment rate factor equals 1.00 plus the assumed investment rate for the number of days since the preceding business day. The assumed investment rate is based on an effective annual rate of 4%.

The value of an annuity unit may increase or decrease from business day to business day. See the Income Phase section in the prospectus for more information.

                              PERFORMANCE MEASURES

MassMutual may advertise certain performance-related information. This information reflects historical performance and is not intended to indicate or predict future performance.

                    Standardized Average Annual Total Return

MassMutual will show standardized average annual total returns for each sub-account that has been in existence for more than one year. These returns assume you made a single $1,000 payment at the beginning of the period and withdrew the entire amount at the end of the period. The return reflects a deduction for the contingent deferred sales charge, the annual certificate maintenance charge and all other fund, separate account and certificate level charges, except premium taxes, if any.

If a sub-account has been in existence for less than one year, we will show the aggregate total return. This assumes you made a single $1,000 payment at the beginning of the period and withdrew the entire amount at the end of the period. The return reflects the change in unit value and a deduction of the contingent deferred sales charge.

The following tables show the standardized average annual total return for the sub-accounts for the period ended December 31,1998.

                                                  Since Inception*
Money Sub-Account                                      -5.74%
Bond Sub-Account                                       -5.17
LifeSpan Diversified Income Sub-Account                -3.55
Total Return Sub-Account                                6.34
LifeSpan Balanced Sub-Account                           3.58
LifeSpan Capital Appreciation Sub-Account               6.49
Income & Growth Sub-Account                            17.15
Growth Sub-Account                                     11.61
Contrafund Sub-Account                                 18.90
Small Cap Value Equity Sub-Account                      4.60
Mid-Cap Growth Sub-Account                             23.71
International Equity Sub-Account                        6.76

* This return is an aggregate total return for the period 9/1/98 to 12/31/98. It reflects the change in unit value and a deduction for the contingent deferred sales charge.

Non-Standard Total Returns

MassMutual will also show total returns based on historical performance of the sub-accounts and underlying funds. MassMutual may assume the certificates were in existence prior to their inception date, which they were not. Total return percentages include all fund level and separate account level charges. They do not include a contingent deferred sales charge, certificate maintenance charge, or premium taxes, if any. If these charges were included, returns would be less than those shown.

Total Returns compare the value of an accumulation unit at the beginning of a period with the value of an accumulation unit at the end of the period.

Average Annual Total Returns measure this performance over a period of time greater than one year. Average annual total returns compare values over a given period of time and express the percentage as an average annual rate.

The performance figures discussed below, are calculated on the basis of the historical performance of the funds, and may assume the certificates were in existence prior to their inception date, September 1, 1998, (which they were not). Beginning on the certificate inception date, actual accumulation unit values are used for the calculations.

                          Average Annual Total Returns
                          For Periods Ending 12/31/98

                                                                                                                       Since
Portfolio (Inception)                                                1 Year      3 Years    5 Years    10 Years    Inception
---------------------                                                ------      -------    -------    --------    ---------
Oppenheimer Money* (4/3/85) ...................................       3.80%        3.84%      3.65%       4.14%        4.41%
Oppenheimer Bond (4/3/85) .....................................       5.32%        5.44%      5.52%       7.69%        8.01%
Panorama LifeSpan Diversified Income (9/1/95) .................       3.42%        6.49%         NA          NA        7.50%
Panorama Total Return (9/30/82) ...............................       9.35%       11.55%     10.62%      12.14%       12.08%
Panorama LifeSpan Balanced (9/1/95) ...........................       4.69%        8.96%         NA          NA        9.84%
Panorama LifeSpan Cap. Appreciation (9/1/95) ..................       5.01%       10.52%         NA          NA       11.53%
American Century VP Income & Growth (10/30/97) ................      25.10%           NA         NA          NA       28.87%
Panorama Growth (1/21/82) .....................................       6.92%       16.09%     15.85%      16.38%       16.09%
Fidelity's VIP Fund II Contrafund (1/3/95) ....................      28.17%       23.32%         NA          NA       26.83%
MML Small Cap Value Equity (6/1/98) ...........................          NA           NA         NA          NA      -13.66%
T. Rowe Price Mid-Cap Growth (12/31/96) .......................      20.38%           NA         NA          NA       18.76%
Panorama International Equity (5/1/92) ........................      17.74%       11.89%      8.77%          NA        8.67%

* Although the Oppenheimer Money Fund/VA commenced operations on 4/3/85, the information necessary to calculate returns is available for 1987 and later years.

Performance information for the sub-accounts may be: (a) compared to other variable annuity separate accounts or other investment products surveyed by Lipper Analytical Services, a nationally recognized independent reporting service or similar service that rank mutual funds and other investment companies by overall performance, investment objectives and assets; (b) compared to indices; (c) tracked by other ratings services, companies, publications or persons who rank separate accounts or other investment products on overall performance or other criteria; and (d) included in data bases that can be used to produce reports and illustrations by organizations such as CDA Wiesenberger. Performance figures will be calculated in accordance with standardized methods established by each reporting service.

MassMutual may also show yield and effective yield for the Money Sub-Account over a seven-day period, which MassMutual then "annualizes". This means that when MassMutual calculates yield, it assumes that the amount of money the investment earns for the week is earned each week over a 52-week period. MassMutual shows this as a percentage of the investment. MassMutual calculates the "effective yield" similarly but when it annualizes the amount, MassMutual assumes the income earned is re-invested. Therefore, the effective yield is slightly higher than the yield because of the compounding effect.

These figures reflect a deduction for all fund, separate account and certificate level charges assuming the certificate remains inforce. The figures do not reflect the contingent deferred sales charge or premium tax deductions (if any), which if included would reduce the percentages reported.

The 7-day yield and effective yield for the Money Sub-Account for the period ended December 31, 1998 are as follows:

Before Deduction of Annual Maintenance Charge
---------------------------------------------
7-Day Yield ........................... 1.35%
7-Day Effective Yield ................. 1.36%

After Deduction of Annual Maintenance Charge
--------------------------------------------
(Annual Maintenance Charge is 0.086%)
7-Day Yield .......................... 1.26%
7-Day Effective Yield ................ 1.27%

PANORAMA PREMIER HYPOTHETICAL PROJECTIONS

               PANORAMA GROWTH

               $10,000   purchase payment made December 31, 1988

                                          Non-Standardized
                                          ----------------
                            Accumulated    Calendar Year
Date           Payment         Value       Total Return
----           -------         -----       ------------
12/31/88       $10,000        $10,000
12/31/89                      $13,362        33.62%
12/31/90                      $12,105        -9.41%
12/31/91                      $16,387        35.37%
12/31/92                      $18,108        10.51%
12/31/93                      $21,632        19.46%
12/31/94                      $21,235        -1.83%
12/31/95                      $28,780        35.53%
12/31/96                      $33,765        17.32%
12/31/97                      $42,045        24.52%
12/31/98                      $44,923         6.85%


               PANORAMA TOTAL RETURN

               $10,000   purchase payment made December 31, 1988

                                          Non-Standardized
                                          ----------------
                            Accumulated    Calendar Year
Date           Payment         Value       Total Return
----           -------         -----       ------------
12/31/88       $10,000        $10,000
12/31/89                      $12,098        20.98%
12/31/90                      $11,959        -1.15%
12/31/91                      $15,158        26.75%
12/31/92                      $16,414         8.29%
12/31/93                      $18,791        14.48%
12/31/94                      $18,232        -2.97%
12/31/95                      $22,362        22.65%
12/31/96                      $24,198         8.21%
12/31/97                      $28,319        17.03%
12/31/98                      $30,939         9.25%


               OPPENHEIMER BOND

               $10,000   purchase payment made December 31, 1988

                                          Non-Standardized
                                          ----------------
                            Accumulated    Calendar Year
Date           Payment         Value       Total Return
----           -------         -----       ------------
12/31/88       $10,000        $10,000
12/31/89                      $11,122        11.22%
12/31/90                      $11,780         5.92%
12/31/91                      $13,612        15.55%
12/31/92                      $14,252         4.70%
12/31/93                      $15,857        11.26%
12/31/94                      $15,304        -3.49%
12/31/95                      $17,627        15.18%
12/31/96                      $18,183         3.16%
12/31/97                      $19,560         7.57%
12/31/98                      $20,570         5.16%

               OPPENHEIMER MONEY

               $10,000   purchase payment made December 31, 1988

                                          Non-Standardized
                                          ----------------
                            Accumulated    Calendar Year
Date           Payment         Value       Total Return
----           -------         -----       ------------
12/31/88       $10,000        $10,000
12/31/89                      $10,753         7.53%
12/31/90                      $11,426         6.27%
12/31/91                      $11,934         4.44%
12/31/92                      $12,199         2.22%
12/31/93                      $12,383         1.52%
12/31/94                      $12,670         2.31%
12/31/95                      $13,171         3.95%
12/31/96                      $13,648         3.62%
12/31/97                      $14,145         3.64%
12/31/98                      $14,653         3.59%


               PANORAMA INTERNATIONAL EQUITY

               $10,000    purchase payment made since inception (May 13, 1992)

                                          Non-Standardized
                                          ----------------
                            Accumulated    Calendar Year
Date           Payment         Value       Total Return
----           -------         -----       ------------
5/13/92        $10,000        $10,000
12/31/92                      $ 9,492        -5.08%
12/31/93                      $11,379        19.88%
12/31/94                      $11,311        -0.61%
12/31/95                      $12,302         8.77%
12/31/96                      $13,699        11.35%
12/31/97                      $14,573         6.38%
12/31/98                      $17,128        17.53%


               PANORAMA LIFESPAN CAPITAL APPRECIATION

               $10,000    purchase payment made since inception (Sept. 1, 1995)

                                          Non-Standardized
                                          ----------------
                            Accumulated    Calendar Year
Date           Payment         Value       Total Return
----           -------         -----       ------------
9/1/95         $10,000        $10,000
12/31/95                      $10,659         6.59%
12/31/96                      $12,319        15.58%
12/31/97                      $13,641        10.73%
12/31/98                      $14,290         4.76%


               PANORAMA LIFESPAN BALANCED

               $10,000   purchase payment made since inception (Sept. 1, 1995)

                                          Non-Standardized
                                          ----------------
                            Accumulated    Calendar Year
Date           Payment         Value       Total Return
----           -------         -----       ------------
9/1/95         $10,000        $10,000
12/31/95                      $10,571         5.71%
12/31/96                      $11,774        11.39%
12/31/97                      $12,998        10.39%
12/31/98                      $13,576         4.44%

               PANORAMA LIFESPAN DIVERSIFIED INCOME

               $10,000   purchase payment made since inception (Sept. 1, 1995)

                                          Non-Standardized
                                          ----------------
                            Accumulated    Calendar Year
Date           Payment         Value       Total Return
----           -------         -----       ------------
9/1/95         $10,000        $10,000
12/31/95                      $10,540         5.40%
12/31/96                      $11,060         4.94%
12/31/97                      $12,241        10.67%
12/31/98                      $12,629         3.17%


               FIDELITY VIP II CONTRAFUND

               $10,000   purchase payment made since inception (Jan. 3, 1995)

                                          Non-Standardized
                                          ----------------
                            Accumulated    Calendar Year
Date           Payment         Value       Total Return
----           -------         -----       ------------
1/3/95         $10,000        $10,000
12/31/95                      $13,781        37.81%
12/31/96                      $16,435        19.26%
12/31/97                      $20,084        22.20%
12/31/98                      $25,704        27.98%


               T. ROWE PRICE MID-CAP GROWTH

               $10,000   purchase payment made since inception (Dec. 31,1996)

                                          Non-Standardized
                                          ----------------
                            Accumulated    Calendar Year
Date           Payment         Value       Total Return
----           -------         -----       ------------
12/31/96       $10,000        $10,000
12/31/97                      $11,685        16.85%
12/31/98                      $14,037        20.13%


               AMERICAN CENTURY VP INCOME & GROWTH

               $10,000   purchase payment made since inception (Oct. 30, 1997)

                                          Non-Standardized
                                          ----------------
                            Accumulated    Calendar Year
Date           Payment         Value       Total Return
----           -------         -----       ------------
10/30/97       $10,000        $10,000
12/31/97                      $10,754         7.54%
12/31/98                      $13,421        24.79%


               MML SMALL CAP VALUE EQUITY

               $10,000   purchase payment made since inception (June 1, 1998)

                                          Non-Standardized
                                          ----------------
                            Accumulated    Calendar Year
Date           Payment         Value       Total Return
----           -------         -----       ------------
6/1/98         $10,000        $10,000
12/31/98                      $ 8,568        -14.32%

The performance figures discussed above reflect historical results of the funds and are not intended to indicate or to predict future performance.

                               FEDERAL TAX STATUS

                                    General

Note: The following description is based upon MassMutual's understanding of current federal income tax law applicable to annuities in general. MassMutual cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. MassMutual does not guarantee the tax status of the certificates. Purchasers bear the complete risk that the certificates may not be treated as "annuity certificates" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

Section 72 of the Code governs taxation of annuities in general. An participant is generally not taxed on increases in the value of a certificate until distribution occurs, either in the form of a lump sum payment or as annuity payments under the annuity option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the certificate. For non-qualified certificates, this cost basis is generally the purchase payments, while for qualified certificates there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the certificate (adjusted for any period or refund feature) bears to the expected return under the certificate. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the certificate (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the certificate has been recovered (i.e. when the total of the excludable amount equals the investment in the certificate) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of qualified plans there may be no cost basis in the certificate within the meaning of Section 72 of the Code. Participants, annuitants and beneficiaries under the certificates should seek competent financial advice about the tax consequences of any distributions.

MassMutual is taxed as a life insurance company under the Code. For federal income tax purposes, the separate account is not a separate entity from MassMutual, and its operations form a part of MassMutual.

                                Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity certificates. The Code provides that a variable annuity certificate will not be treated as an annuity certificate for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the certificate as an annuity certificate would result in the imposition of federal income tax to the Participant with respect to earnings allocable to the certificate prior to the receipt of payments under the certificate. The Code contains a safe harbor provision which provides that annuity certificates such as the certificate meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg.1.817-5), which established diversification requirements for the investment portfolios underlying variable certificates such as the certificate. The regulations amplify the diversification requirements for variable certificates set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable certificates by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

MassMutual intends that all investment portfolios underlying the certificates will be managed in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which participant control of the investments of the separate account will cause the participant to be treated as the participant of the assets of the separate account, thereby resulting in the loss of favorable tax treatment for the certificate. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of participant control which may be exercised under the certificate is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy participant was not the participant of the assets of the separate account. It is unknown whether these differences, such as the participant's ability to transfer among investment choices or the number and type of investment choices available, would cause the participant to be considered as the participant of the assets of the separate account resulting in the imposition of federal income tax to the participant with respect to earnings allocable to the certificate prior to receipt of payments under the certificate.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the participant being retroactively determined to be the participant of the assets of the separate account.

Due to the uncertainty in this area, MassMutual reserves the right to modify the certificate in an attempt to maintain favorable tax treatment.

                             Multiple Certificates

The Code provides that multiple non-qualified annuity certificates which are issued within a calendar year to the same participant by one company or its affiliates are treated as one annuity certificate for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of certificates. Participants should consult a tax adviser prior to purchasing more than one non-qualified annuity certificate in any calendar year.

                Certificates Owned by Other than Natural Persons

Under Section 72(u) of the Code, the investment earnings on premiums for the certificates will be taxed currently to the participant if the participant is a non-natural person, e.g., a corporation or certain other entities. Such certificates generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a certificate held by a trust or other entity as an agent for a natural person nor to certificates held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a certificate to be owned by a non-natural person.

                          Tax Treatment of Assignments

An assignment or pledge of a certificate may be a taxable event. Participants should therefore consult competent tax advisers should they wish to assign or pledge their certificates.

                             Income Tax Withholding

All distributions or the portion thereof which is includible in the gross income of the participant are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the participant, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Effective January 1, 1993, certain distributions from retirement plans qualified under Section 401 of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; or c) the portion of the distributions not includible in gross income (i.e., returns of after-tax contributions). The 20% withholding requirement also does not apply to hardship distributions from a 401(k) plan made after December 31, 1998. Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

           Tax Treatment of Withdrawals - Non-Qualified Certificates

Section 72 of the Code governs treatment of distributions from annuity certificates. It provides that if the certificate value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the participant; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% tax penalty), but for the exception, plus interest for the tax years in which the exception was used.

The above information does not apply to qualified certificates. However, separate tax withdrawal penalties and restrictions may apply to such qualified certificates. (See "Tax Treatment of Withdrawals - Qualified Certificates" below.)

                                Qualified Plans

The certificates offered herein are designed to be suitable for use under various types of qualified plans. Taxation of participants in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Participants, annuitants and beneficiaries are cautioned that benefits under a qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the certificates issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into MassMutual's administrative procedures. Participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the certificates comply with applicable law. Following are general descriptions of the types of qualified plans with which the certificates may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a certificate issued under a qualified plan.

Certificates issued pursuant to qualified plans include special provisions restricting certificate provisions that may otherwise be available as described herein. Generally, certificates issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from qualified certificates. (See "Tax Treatment of Withdrawals - Qualified Certificates" below.)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The certificates sold by MassMutual in connection with qualified plans will utilize annuity tables that do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

a.   H.R. 10 Plans

Section 401 of the Code permits self-employed individuals to establish qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of Withdrawals - Qualified Certificates" below.) Purchasers of certificates for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

b.   Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Certificates" below.) Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of certificates for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of certificates to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

     Roth IRAs

Section 408A of the Code provides that beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum of $2,000 per year. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRA and non-Roth IRAs.

Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. However, for rollovers in 1998, the individual may pay that tax ratably over the four taxable year period beginning with tax year 1998.

Purchasers of certificates to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

c.   Corporate Pension and Profit-Sharing Plans

Sections 401(a) and 401(k) of the Code permit corporate employers to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the certificates to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employees until distributed from the plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all Plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of Withdrawals - Qualified Certificates" below.) Purchasers of certificates for use with Corporate Pension or Profit Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

             Tax Treatment of Withdrawals - Qualified Certificates

In the case of a withdrawal under a qualified certificate, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified certificate. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including certificates issued and qualified under Code Sections 401 (H.R. 10 and Corporate Pension and Profit-Sharing Plans), and 408 (Individual Retirement Annuities) and 408A (Roth IRAs). To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the participant or annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the participant or annuitant (as applicable) (for this purpose disability is as defined in Section 72(m) (7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the participant or annuitant (as applicable) or the joint lives (or joint life expectancies) of such participant or annuitant (as applicable) and his or her designated beneficiary; (d) distributions to an participant or annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the participant or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the participant or annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the participant or annuitant (as applicable) and his or her spouse and dependents if the participant or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the participant or annuitant (as applicable) has been re-employed for at least 60 days); (h) distributions from an Individual Retirement Annuity made to the participant or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the participant or annuitant (as applicable) for the taxable year; and (i) distributions from an Individual Retirement Annuity made to the participant or annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8)of the Code.) The exceptions stated in (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in (c) above applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Generally, distributions from a qualified plan must begin no later than April 1st of the calendar year following the later of (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Required distributions do not apply to a Roth IRA during the lifetime of the Participant. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

            Section 457 Deferred Compensation ("Section 457") Plans

Employees of (and independent contractors who perform services for) certain state and local governmental units, or certain tax-exempt employers, may participate in a Section 457 plan of the employer, allowing them to defer part of their salary or other compensation. The amount deferred, and accrued income thereon, will not be taxable until it is paid or otherwise made available to the employee.

The maximum amount that can be deferred under a Section 457 plan in any tax year is generally one-third of the employee's includible compensation, up to $8,000 (in 1998). Includible compensation means earnings for services rendered to the employer which are includible in the employee's gross income, excluding the contributions under the Section 457 plan or a Tax-Sheltered Annuity. Certain catch-up deferrals are permitted during the last three (3) years before an employee attains normal retirement age. The certificate purchased is issued to the employer, and the employee has no rights or vested interest in the certificate. All certificate value must be held for the exclusive benefit of the employee, and payments can only be made in accordance with Section 457 plan provisions. Presently, tax-free transfers of assets in a Section 457 plan can only be made to another Section 457 plan in certain limited cases.

Purchasers of certificates for use with Section 457 plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

                                    EXPERTS

We have included the financial statements of MassMutual and Massachusetts Mutual Variable Annuity Separate Account 4 - Panorama Premier in this Statement of Additional Information in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of that firm as experts in accounting and auditing.

PricewaterhouseCoopers LLP's report on the statutory financial statements of MassMutual includes explanatory paragraphs relating to the use of statutory accounting practices rather than generally accepted accounting principles.

PricewaterhouseCoopers LLP is located in Springfield, Massachusetts 01101.

Report Of Independent Accountants

To the Contract Owners of Panorama Premier Segment of
Massachusetts Mutual Variable Annuity Separate Account 4 and
The Board of Directors of Massachusetts Mutual Life Insurance Company

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the sub-accounts of the Panorama Premier segment of Massachusetts Mutual Variable Annuity Separate Account 4 (hereafter referred to as "the Account") at December 31, 1998, the results of each of their operations and the changes in each of their net assets for the period September 1, 1998 (Commencement of Operations) through December 31, 1998, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at December 31, 1998 by correspondence with the investment companies, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP


Springfield, Massachusetts
February 25, 1999

Massachusetts Mutual Variable Annuity Separate Account 4 - Panorama Premier

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1998

ASSETS
Investments, at Market (Notes 3A and 3B):
Total Return Sub-Account
 471,770 shares (Cost $871,387)                                   $  901,082

Growth Sub-Account
 139,381 shares (Cost $434,130)                                      455,775

International Equity Sub-Account
 120,526 shares (Cost $176,343)                                      189,226

LifeSpan Diversified Income Sub-Account
 201,454 shares (Cost 232,684)                                       235,702

LifeSpan Balanced Sub-Account
 579,935 shares (Cost $708,662)                                      742,317

LifeSpan Capital Appreciation Sub-Account
 34,257 shares (Cost $44,736)                                         46,589

Money Sub-Account
 1,178,186 shares (Cost $1,178,186)                                1,178,186

Bond Sub-Account
 56,364 shares (Cost $688,299)                                       694,402

Income & Growth Sub-Account
 79,019 shares (Cost $506,765)                                       535,747

Mid-Cap Growth Sub-Account
 14,202 shares (Cost $177,296)                                       202,658

Contrafund Sub-Account
 9,499 shares (Cost $210,381)                                        232,156

Small Cap Value Equity Sub-Account
 11,465 shares (Cost $94,610)                                         97,352
                                                                  ----------
Total investments                                                  5,511,192
                                                                  ----------
Dividends receivable                                                   2,303
                                                                  ----------
Total assets                                                       5,513,495
                                                                  ----------
Payable to Massachusetts Mutual Life Insurance Company                 7,650
                                                                  ----------
NET ASSETS                                                        $5,505,845
                                                                  ==========

Net assets:                                       Units     Unit Value  Net assets
                                                  -----     ----------  ----------
Total Return Sub-Account                          64,846    13.876594   $  899,842
Growth Sub-Account                                29,056    15.669692      455,299
International Equity Sub-Account                  13,535    13.961844      188,974
LifeSpan Diversified Income Sub-Account           19,531    12.046624      235,283
LifeSpan Balanced Sub-Account                     53,713    12.983356      697,375
LifeSpan Capital Appreciation Sub-Account          3,418    13.619392       46,551
Money Sub-Account                                113,305    11.150105    1,263,363
Bond Sub-Account                                  59,397    11.725305      696,448
Income & Growth Sub-Account                       39,253    12.423410      487,656
Mid-Cap Growth Sub-Account                        15,476    13.076410      202,371
Contrafund Sub-Account                            18,660    12.598281      235,084
Small Cap Value Equity Sub-Account                 8,742    11.164329       97,599
                                                                        ----------
                                                                        $5,505,845
                                                                        ==========

                       See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4 - Panorama Premier

STATEMENT OF OPERATIONS
For The Period September 1, 1998 (Commencement of Operations) Through December 31, 1998

                                                                               LifeSpan                LifeSpan
                                             Total             International Diversified   LifeSpan     Capital
                                            Return      Growth      Equity      Income     Balanced Appreciation     Money
                                         Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account
                                           --------    --------    --------    --------    --------    --------    --------
Investment income
Dividends (Note 3B)                        $     --    $     --    $     --    $     --    $     --    $     --    $  6,236

Expenses
Mortality and expense risk fees (Note 4)      1,250         465         264         419       1,179          33       1,834
                                           --------    --------    --------    --------    --------    --------    --------
Net investment income (loss) (Note 3C)       (1,250)       (465)       (264)       (419)     (1,179)        (33)      4,402
                                           --------    --------    --------    --------    --------    --------    --------
Net realized and unrealized
gain on investments
Net realized gain on investments
(Notes 3B, 3C and 6)                         13,844       1,155          52         162          39          --          --
Change in net unrealized
appreciation of investments                  29,695      21,646      12,883       3,016      33,655       1,852          --
                                           --------    --------    --------    --------    --------    --------    --------
Net gain on investments                      43,539      22,801      12,935       3,178      33,694       1,852          --
                                           --------    --------    --------    --------    --------    --------    --------
Net increase in net assets
resulting from operations                  $ 42,289    $ 22,336    $ 12,671    $  2,759    $ 32,515    $  1,819    $  4,402
                                           ========    ========    ========    ========    ========    ========    ========


                                                                                          Small Cap
                                                        Income      Mid-Cap                 Value
                                            Income     & Growth     Growth   Contrafund     Equity
                                         Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account
                                           --------    --------    --------    --------    --------
Investment income
Dividends (Note 3B)                        $     --    $  1,914    $  2,082    $     --    $    349

Expenses
Mortality and expense risk fees (Note 4)      1,159         624         284         244         101
                                           --------    --------    --------    --------    --------
Net investment income (loss) (Note 3C)       (1,159)      1,290       1,798        (244)        248
                                           --------    --------    --------    --------    --------
Net realized and unrealized
gain on investments
Net realized gain on investments
(Notes 3B, 3C and 6)                            177       1,248           5          --          --
Change in net unrealized
appreciation of investments                   6,103      28,981      25,361      21,775       2,742
                                           --------    --------    --------    --------    --------
Net gain on investments                       6,280      30,229      25,366      21,775       2,742
                                           --------    --------    --------    --------    --------
Net increase in net assets
resulting from operations                  $  5,121    $ 31,519    $ 27,164    $ 21,531    $  2,990
                                           ========    ========    ========    ========    ========


                       See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4 - Panorama Premier

STATEMENT OF CHANGES IN NET ASSETS
For The Period September 1, 1998 (Commencement of Operations) Through December 31, 1998

                                                                                      LifeSpan                     LifeSpan
                                            Total                   International   Diversified     LifeSpan        Capital
                                           Return         Growth         Equity        Income       Balanced      Appreciation
                                       Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                       -----------    -----------    -----------    -----------    -----------    -----------
Increase in net assets
Operations:
Net investment income (loss)           $    (1,250)   $      (465)   $      (264)   $      (419)   $    (1,179)   $       (33)
Net realized gain on investments            13,844          1,155             52            162             39             --
Change in net unrealized
appreciation of investments                 29,695         21,646         12,883          3,016         33,655          1,852
                                       -----------    -----------    -----------    -----------    -----------    -----------
Net increase in net assets
resulting from operations                   42,289         22,336         12,671          2,759         32,515          1,819
                                       -----------    -----------    -----------    -----------    -----------    -----------
Capital transactions:
Net contract payments                      667,381        179,656        102,741         85,973        511,750         21,986
Withdrawal of funds                         (1,000)            --             --             --         (3,457)            --
Transfer due to payment
(reimbursement) of accumulation
unit value fluctuation                        (271)           808            184             82          2,084             (5)
Transfers between Sub-Accounts
and the Fixed Account                      191,443        252,499         73,378        146,469        154,483         22,751
                                       -----------    -----------    -----------    -----------    -----------    -----------
Net increase in net assets resulting
from capital transactions                  857,553        432,963        176,303        232,524        664,860         44,732
                                       -----------    -----------    -----------    -----------    -----------    -----------
Total increase                             899,842        455,299        188,974        235,283        697,375         46,551

NET ASSETS, at beginning of the year            --             --             --             --             --             --
                                       -----------    -----------    -----------    -----------    -----------    -----------
NET ASSETS, at end of the year             899,842        455,299        188,974        235,283        697,375         46,551
                                       ===========    ===========    ===========    ===========    ===========    ===========


                                                                                                                  Small Cap
                                                                       Income        Mid-Cap                        Value
                                           Money         Income       & Growth       Growth       Contrafund        Equity
                                       Sub-Account    Sub-Account    Sub-Account   Sub-Account    Sub-Account    Sub-Account
                                       -----------    -----------    -----------   -----------    -----------    -----------
Increase in net assets
Operations:
Net investment income (loss)           $     4,402    $    (1,159)   $     1,290   $     1,798    $      (244)   $       248
Net realized gain on investments                --            177          1,248             5             --             --
Change in net unrealized
appreciation of investments                     --          6,103         28,981        25,361         21,775          2,742
                                       -----------    -----------    -----------   -----------    -----------    -----------
Net increase in net assets
resulting from operations                    4,402          5,121         31,519        27,164         21,531          2,990
                                       -----------    -----------    -----------   -----------    -----------    -----------
Capital transactions:
Net contract payments                    3,040,665        417,054        208,711        75,282         76,270         51,029
Withdrawal of funds                             --             --             --            --             --             --
Transfer due to payment
(reimbursement) of accumulation
unit value fluctuation                         246          1,150          1,305          (397)           584           (143)
Transfers between Sub-Accounts
and the Fixed Account                   (1,781,950)       273,123        246,121       100,322        136,699         43,723
                                       -----------    -----------    -----------   -----------    -----------    -----------
Net increase in net assets resulting
from capital transactions                1,258,961        691,327        456,137       175,207        213,553         94,609
                                       -----------    -----------    -----------   -----------    -----------    -----------
Total increase                           1,263,363        696,448        487,656       202,371        235,084         97,599

NET ASSETS, at beginning of the year            --             --             --            --             --             --
                                       -----------    -----------    -----------   -----------    -----------    -----------
NET ASSETS, at end of the year           1,263,363        696,448        487,656       202,371        235,084         97,599
                                       ===========    ===========    ===========   ===========    ===========    ===========

                       See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4 - Panorama Premier

Notes To Financial Statements

1.   HISTORY

     Massachusetts Mutual Variable Annuity Separate Account 4 ("Separate Account 4") is a separate investment account established on July 9, 1998 by Massachusetts Mutual Life Insurance Company ("MassMutual"). Separate Account 4 is used exclusively for MassMutual's Individual Certificate issued under a Group Deferred Variable Annuity Contract with Flexible Purchase Payments (the "Certificates"), known as Panorama Premier.

     Separate Account 4 operates as a registered unit investment trust pursuant to the Investment Company Act of 1940.

2.   INVESTMENT OF SEPARATE ACCOUNT 4's ASSETS

     Separate Account 4 maintains twelve Sub-Accounts. Each Sub-Account invests in corresponding shares of either the: MML Series Investment Fund ("MML Trust"), Panorama Series Fund, Inc. ("Panorama Fund"), Oppenheimer Variable Account Funds ("Oppenheimer Trust"), American Century Variable Portfolios, Inc. ("American Century"), T. Rowe Price Equity Series, Inc., ("T. Rowe Price Equity Series") and Fidelity Variable Insurance Products Fund II ("Fidelity VIP II").

     The MML Trust is a no-load, open-end, management investment company registered under the Investment Company Act of 1940. One of six of its separate series is available to the Separate Account 4's contractowners:
     MML Small Cap Value Equity Fund. MassMutual serves as investment manager of each of the MML Funds pursuant to an investment management agreement. David
     L. Babson & Company, Inc. a controlled subsidiary of MassMutual serves as the investment sub-adviser to the MML Small Cap Value Equity Fund.

     The Panorama Fund is an open-end, diversified, management investment company registered under the Investment Company Act of 1940 with six of its portfolios currently available to the Separate Account 4's contractowners:
     Panorama Total Return Portfolio, Panorama Growth Portfolio, Panorama International Equity Portfolio, Panorama Life-Span Diversified Income Portfolio, Panorama Life Span Balanced Portfolio and Panorama LifeSpan Capital Appreciation Portfolio. OppenheimerFunds, Inc. ("OFI"), a controlled subsidiary of MassMutual, serves as the investment adviser to the Panorama Fund. OFI has engaged three Sub-Advisers to assist in the selection of portfolio investments for the Panorama International Equity Portfolio, Panorama LifeSpan Diversified Income Portfolio, Panorama LifeSpan Balanced Portfolio and the Panorama LifeSpan Capital Appreciation Portfolio. Babson-Stewart Ivory International serves as the investment Sub-Adviser to the Panorama International Equity Portfolio and the international stock components of the Panorama LifeSpan Balanced Portfolio and the Panorama LifeSpan Capital Appreciation Portfolio. BEA Associates serves as the investment Sub-Adviser to the high yield bond components of the three Panorama LifeSpan Portfolios. Pilgrim, Baxter & Associates serves as the investment Sub-Adviser to the small cap components of the Panorama LifeSpan Balanced Portfolio and the Panorama LifeSpan Capital Appreciation Portfolio.

     Oppenheimer Trust is an open-end, diversified, management investment company registered under the Investment Company Act of 1940 with two of its Funds currently available to the Separate Account 4's contractowners:
     Oppenheimer Money Fund and Oppenheimer Bond Fund. OFI serves as investment manager to the Oppenheimer Trust.

     American Century Variable Portfolios, Inc. is an open-end, diversified, management investment company with one of its portfolios currently available to the Separate Account 4's contractowners: American Century VP Income & Growth. American Century Investment Management, Inc. is the investment manager to the American Century VP Income & Growth Portfolio.

     T. Rowe Price Equity Series is an open-end, diversified, investment company with one of its series of shares currently available to the Separate Account 4's contractowners: the T. Rowe Price Mid-Cap Growth Portfolio. T. Rowe Price Associates, Inc. is the investment manager to the T. Rowe Price Mid-Cap Growth Portfolio.

     Fidelity VIP II is an open-end, diversified, management investment company registered under the Investment Company Act of 1940 with one of its portfolios available to the Separate Account 4's contractowners: the VIP II Contrafund Portfolio. Fidelity Management & Research Company ("FMR") is the investment manager to the VIP II Contrafund Portfolio. Fidelity Management & Research (U.K.) Inc. and Fidelity Management & Research (Far East) Inc., serve as the investment Sub-Adviser to the VIP II Contrafund Portfolio.

     In addition to the twelve Sub-Accounts, contractowners may also allocate funds to either of two Fixed Accounts: the Fixed Account and the Fixed Account for Dollar Cost Averaging ("DCA Fixed Account"), which are part of MassMutual's General Account. Because of exemptive and exclusionary provision, interests in the two Fixed Accounts, are not registered under the Securities Act of 1933. Also, the Fixed Accounts are not registered as an investment company under the Investment Company Act of 1940.

3.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed consistently by the Segment in preparation of the financial statements in conformity with generally accepted accounting principles.

     A.   Investment Valuation

     Investments are stated at market value which is the net asset value per share of each of the respective underlying portfolios.

     B.   Accounting for Investments

     Investment transactions are accounted for on the trade date and identified cost is the basis followed in determining the cost of investments sold for financial statement purposes. Dividend income is recorded on the ex-dividend date.

     C.   Federal Income Taxes

     Operations of Separate Account 4 form a part of the total operations of MassMutual and the Separate Account 4 is not taxed separately. MassMutual is taxed as a life insurance company under the provisions of the 1986 Internal Revenue Code, as amended. MassMutual will not be taxed as a "regulated investment company" under Subchapter M of the Internal Revenue Code. Under existing federal law, no taxes are payable on investment income and realized capital gains attributable to contracts which depend on the Separate Account 4's investment performance. Accordingly, no provision for federal income tax has been made. MassMutual may, however, make such a charge in the future if an unanticipated change of current law results in a company tax liability attributable to Separate Account 4.

     D.   Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires that management make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

4.   CHARGES

     There are no deductions for sales charges made from purchase payments. However, if a withdrawal is made, a contingent deferred sales charge may be assessed by MassMutual. Any premium taxes relating to the Certificates may be deducted from the purchase payments or contract value when annuity payments or withdrawals are made. Premium taxes generally range from 0% to 3.5%.

     There is also an annual certificate maintenance charge of $30 per Certificate imposed each year for the expenses incurred by MassMutual for the establishment and maintenance of the Certificates and related administrative expenses.

     For assuming mortality and expense risks, MassMutual deducts a charge equal, on an annual basis, to 1.25% of the average daily net asset value of the Separate Account's assets. MassMutual also deducts an administrative charge equal, on an annual basis, to .15% of the average daily net assets of the Separate Account. These charges cover expenses in connection with the administration of the Separate Account and the Certificates.

5.   DISTRIBUTION AGREEMENTS

     MML Distributors, LLC ("MML Distributors"), a wholly-owned subsidiary of MassMutual, serves as principal underwriter for the Certificates pursuant to an underwriting and servicing agreement among MML Distributors, and MassMutual. MML Distributors is registered with the Securities and Exchange Commission (the "SEC") as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. (the "NASD"). MML Distributors may enter into selling agreements with other broker-dealers who are registered with the SEC and are members of the NASD in order to sell the Certificates.

     MML Investors Services, Inc. ("MMLISI"), a wholly-owned subsidiary of MassMutual, serves as co-underwriter for the Certificates pursuant to underwriting and servicing agreements between MMLISI and MassMutual. MMLISI is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the NASD. Registered representatives of MMLISI sell the Certificates as authorized variable life insurance agents under applicable state insurance laws.

     Pursuant to underwriting and servicing agreements, commissions or other fees due to registered representatives for selling and servicing the Certificates are paid by MassMutual on behalf of MML Distributors or MMLISI. MML Distributors and MMLISI also receive compensation for their actions as underwriters of the Certificates.

6.   PURCHASES AND SALES OF INVESTMENTS

                                                               LifeSpan                 LifeSpan
                           Total               International Diversified   LifeSpan      Capital
For The Year Ended        Return       Growth       Equity      Income     Balanced    Appreciation     Money       Bond
December 31, 1998     Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account
------------------    ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
Cost of purchases     $1,274,336   $  449,319   $  176,651   $  247,522   $  709,581   $   44,736   $2,394,224   $  713,112
Proceeds from sales   $  416,793   $   16,344   $      360   $   15,000   $      958   $       --   $1,216,038   $   24,990


                                                              Small Cap
                        Income       Mid-Cap                    Value
For The Year Ended     & Growth      Growth     Contrafund      Equity
December 31, 1998     Sub-Account  Sub-Account  Sub-Account  Sub-Account
------------------    ----------   ----------   ----------   ----------
Cost of purchases     $  520,600   $  177,319   $  210,390   $   94,610
Proceeds from sales   $   15,083   $       28   $        9   $       --


7.   NET INCREASE IN ACCUMULATION UNITS

For The Period
September 1, 1998                                                              LifeSpan                  LifeSpan
(Commencement of                        Total                 International  Diversified   LifeSpan       Capital
Operations) Through                     Return       Growth        Equity       Income     Balanced    Appreciation      Money
December 31, 1998                    Sub-Account   Sub-Account  Sub-Account  Sub-Account  Sub-Account   Sub-Account   Sub-Account
-----------------                    -----------   -----------  -----------  -----------  -----------   -----------   -----------
Units purchased                         50,549        12,103        8,099        7,203       41,420         1,700       273,609
Units withdrawn                            (75)           --           --           --         (277)           --            --
Units transferred between divisions     14,372        16,953        5,436       12,328       12,570         1,718      (160,304)
                                      --------      --------     --------     --------     --------      --------      --------
Net increase                            64,846        29,056       13,535       19,531       53,713         3,418       113,305

Units, at beginning of the year             --            --           --           --           --            --            --
                                      --------      --------     --------     --------     --------      --------      --------
Units, at end of the year               64,846        29,056       13,535       19,531       53,713         3,418       113,305
                                      ========      ========     ========     ========     ========      ========      ========


For The Period
September 1, 1998                                                                         Small Cap
(Commencement of                                    Income       Mid-Cap                    Value
Operations) Through                    Bond        & Growth      Growth     Contrafund      Equity
December 31, 1998                    Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account
-----------------                    -----------  -----------  -----------  -----------  -----------
Units purchased                         35,801       17,974        6,991        6,750        4,699
Units withdrawn                             --           --           --           --           --
Units transferred between divisions     23,596       21,279        8,485       11,910        4,043
                                      --------     --------     --------     --------     --------
Net increase                            59,397       39,253       15,476       18,660        8,742

Units, at beginning of the year             --           --           --           --           --
                                      --------     --------     --------     --------     --------
Units, at end of the year               59,397       39,253       15,476       18,660        8,742
                                      ========     ========     ========     ========     ========

Report Of Independent Accountants

To the Board of Directors and Policyholders of Massachusetts Mutual Life Insurance Company

We have audited the accompanying statutory statements of financial position of Massachusetts Mutual Life Insurance Company as of December 31, 1998 and 1997, and the related statutory statements of income and changes in policyholders' contingency reserves, and of cash flows for each of the three years in the period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1, these financial statements were prepared in conformity with accounting practices prescribed or permitted by the Division of Insurance of the Commonwealth of Massachusetts, which practices differ from generally accepted accounting principles. The effects on the financial statements of the variances between the statutory basis of accounting and generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements audited by us do not present fairly, in conformity with generally accepted accounting principles, the financial position of Massachusetts Mutual Life Insurance Company as of December 31, 1998 and 1997, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1998.

In our opinion, the financial statements audited by us present fairly, in all material respects, the financial position of Massachusetts Mutual Life Insurance Company as of December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1998, on the basis of accounting described in Note 1.

PricewaterhouseCoopers LLP

Springfield, Massachusetts
February 25, 1999

Massachusetts Mutual Life Insurance Company

STATUTORY STATEMENTS OF FINANCIAL POSITION

                                                      December 31,

                                                  1998             1997
                                                --------         --------

                                                      (In Millions)
Assets:
Bonds                                        $  25,215.8      $  23,508.2
Common stocks                                      296.3            354.7
Mortgage loans                                   5,916.5          5,245.8
Real estate                                      1,739.8          1,697.7
Other investments                                2,263.7          1,963.8
Policy loans                                     5,224.2          4,950.4
Cash and short-term investments                  1,123.3          1,941.2
                                             -----------      -----------
                                                41,779.6         39,661.8
Other assets                                     1,306.2          1,169.7
                                             -----------      -----------
                                                43,085.8         40,831.5
Separate account assets                         19,589.7         16,803.1
                                             -----------      -----------
                                             $  62,675.5      $  57,634.6
                                             ===========      ===========


                 See notes to statutory financial statements.

Massachusetts Mutual Life Insurance Company

                                                            December 31,

                                                         1998          1997
                                                       --------      --------

                                                           (In Millions)
Liabilities:
Policyholders' reserves and funds                   $  35,277.0   $  33,783.2
Policyholders' dividends                                1,021.6         954.1
Policyholders' claims and other benefits                  332.4         353.4
Federal income taxes                                      634.9         436.5
Asset valuation and other investment reserves           1,053.4         973.4
Other liabilities                                       1,578.9       1,457.9
                                                    -----------   -----------
                                                       39,898.2      37,958.5
Separate account liabilities                           19,588.5      16,802.8
                                                    -----------   -----------
                                                       59,486.7      54,761.3
Policyholders' contingency reserves                     3,188.8       2,873.3
                                                    -----------   -----------
                                                    $  62,675.5   $  57,634.6
                                                    ===========   ===========


                 See notes to statutory financial statements.

Massachusetts Mutual Life Insurance Company

STATUTORY STATEMENTS OF INCOME

                                                           Years Ended December 31,

                                                        1998        1997        1996
                                                      --------    --------    --------

                                                               (In Millions)
Revenue:
Premium income                                       $ 7,482.2   $ 6,764.8   $ 6,328.6
Net investment income                                  2,956.8     2,870.2     2,834.4
Fees and other income                                    154.0       126.7       117.2
                                                     ---------   ---------   ---------
                                                      10,593.0     9,761.7     9,280.2
                                                     ---------   ---------   ---------
Benefits and expenses:
Policyholders' benefits and payments                   5,873.9     6,583.8     6,048.2
Addition to policyholders' reserves and funds          2,299.6       826.8       945.2
Operating expenses                                       509.5       450.8       428.0
Commissions                                              299.3       315.3       335.5
State taxes, licenses and fees                            88.1        81.5        96.4
Merger restructuring costs                                   -           -        66.1
                                                     ---------   ---------   ---------
                                                       9,070.4     8,258.2     7,919.4
                                                     ---------   ---------   ---------
Net gain before federal income taxes and dividends     1,522.6     1,503.5     1,360.8
Federal income taxes                                     199.3       284.4       276.7
                                                     ---------   ---------   ---------
Net gain from operations before dividends              1,323.3     1,219.1     1,084.1
Dividends to policyholders                               982.9       919.5       859.9
                                                     ---------   ---------   ---------
Net gain from operations                                 340.4       299.6       224.2
Net realized capital gain (loss)                          25.4       (42.5)       40.3
                                                     ---------   ---------   ---------
Net income                                           $   365.8   $   257.1   $   264.5
                                                     =========   =========   =========


                 See notes to statutory financial statements.

Massachusetts Mutual Life Insurance Company

STATUTORY STATEMENTS OF CHANGES
IN POLICYHOLDERS' CONTINGENCY RESERVES

                                                                 Years Ended December 31,

                                                              1998        1997        1996
                                                            --------    --------    --------

                                                                      (In Millions)
Policyholders' contingency reserves,
  beginning of year                                         $2,873.3    $2,638.6    $2,600.9
                                                            --------    --------    --------
Increases (decreases) due to:
  Net income                                                   365.8       257.1       264.5
  Net unrealized capital gain (loss)                            17.4       119.1        (1.7)
  Change in asset valuation and other investment reserves      (81.0)      (76.0)     (142.4)
  Change in prior year policyholders' reserves                   8.6       (55.4)      (72.2)
  Other                                                          4.7       (10.1)      (10.5)
                                                            --------    --------    --------
                                                               315.5       234.7        37.7
                                                            --------    --------    --------
Policyholders' contingency reserves,
  end of year                                               $3,188.8    $2,873.3    $2,638.6
                                                            ========    ========    ========

                 See notes to statutory financial statements.

Massachusetts Mutual Life Insurance Company

STATUTORY STATEMENTS OF CASH FLOWS

                                                                 Years Ended December 31,

                                                            1998         1997         1996
                                                          --------     --------     --------
                                                                     (In Millions)
Operating activities:
   Net income                                            $   365.8    $   257.1    $   264.5
   Addition to policyholders' reserves and funds,
     net of transfers to separate accounts                 1,472.8        421.3        426.7
   Net realized capital (gain) loss                          (25.4)        42.5        (40.3)
   Other changes                                              15.4       (108.1)      (286.1)
                                                         ---------    ---------    ---------
   Net cash provided by operating activities               1,828.6        612.8        364.8
                                                         ---------    ---------    ---------
Investing activities:
   Loans and purchases of investments                    (15,981.2)   (12,292.7)   (10,171.5)
   Sales or maturities of investments and receipts
      from repayment of loans                             13,334.7     12,545.7      8,539.3
                                                         ---------    ---------    ---------
   Net cash provided by (used in) investing activities    (2,646.5)       253.0     (1,632.2)
                                                         ---------    ---------    ---------
Increase (decrease) in cash and short-term investments      (817.9)       865.8     (1,267.4)
Cash and short-term investments, beginning of year         1,941.2      1,075.4      2,342.8
                                                         ---------    ---------    ---------
Cash and short-term investments, end of year             $ 1,123.3    $ 1,941.2    $ 1,075.4
                                                         =========    =========    =========

                 See notes to statutory financial statements.

Notes To Statutory Financial Statements

    Massachusetts Mutual Life Insurance Company ("the Company") is a mutual life insurance company and as such has no shareholders. The Company's primary business is individual life insurance, annuity and disability income products distributed primarily through career agents. The Company also provides either directly or through its subsidiaries, a wide range of pension products and services, as well as investment services to individuals, corporations and institutions in all 50 states and the District of Columbia.

    On March 1, 1996, the operations of the former Connecticut Mutual Life Insurance Company ("Connecticut Mutual") were merged into the Company. This merger was accounted for under the pooling of interests method of accounting. For the purposes of this presentation, these financial statements reflect historical amounts giving retroactive effect as if the merger had occurred on January 1, 1996 in conformity with the practices of the National Association of Insurance Commissioners ("NAIC") and the accounting practices prescribed or permitted by the Division of Insurance of the Commonwealth of Massachusetts. In 1996, merger-related expenses totaling $66.1 million were recorded in the Statutory Statement of Income. On the merger date, policyholders' reserves attributable to disability income contracts were strengthened by $75.0 million, investment reserves for real estate were increased by $49.8 million and net prepaid pension assets were increased by $10.4 million with all adjustments reflected as a charge to policyholders' contingency reserves.

    On March 31, 1996, the Company sold MassMutual Holding Company Two, Inc., a wholly-owned subsidiary, and its subsidiaries, including Mirus Life Insurance Company (formerly the MML Pension Insurance Company; currently doing business as "UniCARE"), which comprised the Company's group life and health business, to WellPoint Health Networks, Inc. The Company received total consideration of $402.2 million ($340.0 million in cash and $62.2 million in notes receivable) and recognized a before tax gain of $187.9 million. The Company, pursuant to a 1994 reinsurance agreement, cedes its group life, accident and health business to UniCARE.

1.  SUMMARY OF ACCOUNTING PRACTICES

    The accompanying statutory financial statements, have been prepared in conformity with the statutory accounting practices of the NAIC and the accounting practices prescribed or permitted by the Division of Insurance of the Commonwealth of Massachusetts and are different in some respects from financial statements prepared in accordance with generally accepted accounting principles ("GAAP"). The more significant differences are as follows: (a) acquisition costs, such as commissions and other costs directly related to acquiring new business, are charged to current operations as incurred, whereas GAAP would require these expenses to be capitalized and recognized over the life of the policies; (b) policy reserves are based upon statutory mortality, morbidity and interest requirements without consideration of withdrawals, whereas GAAP reserves would be based upon reasonably conservative estimates of mortality, morbidity, interest and withdrawals; (c) bonds are generally carried at amortized cost whereas GAAP generally requires they be reported at fair value; (d) deferred income taxes are not provided for book-tax timing differences as would be required by GAAP, and (e) payments received for universal and variable life products, variable annuities and investment related products are reported as premium income and changes in reserves, whereas under GAAP, these payments would be recorded as deposits to policyholders' account balances.

    In March 1998, the NAIC adopted the Codification of Statutory Accounting Principles ("Codification"). Codification provides a comprehensive guide of statutory accounting principles for use by insurers in all states and is expected to become effective no later than January 1, 2001. The effect of adopting Codification shall be reported as an adjustment to policyholders' contingency reserves on the effective date. The Company is currently reviewing the impact of Codification; however, since the Division of Insurance of the Commonwealth of Massachusetts has not approved Codification, the ultimate impact cannot be determined at this time.

    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, as well as disclosures of contingent assets and liabilities at the date of the financial statements. Management must also make estimates and assumptions that affect the amounts of revenues and expenses during the reporting period. Future events, including changes in the levels of mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in these financial statements.

    Certain 1997 and 1996 amounts have been reclassified to conform with the current year presentation.

    The following is a description of the Company's principal accounting policies and practices.

A.  Investments

    Bonds and stocks are valued in accordance with rules established by the NAIC. Generally, bonds are valued at amortized cost, preferred stocks in good standing at cost, and common stocks, except for unconsolidated subsidiaries, at fair value.

    Mortgage loans are valued at unpaid principal net of unamortized premium or discount. The Company discontinues the accrual of interest on mortgage loans which are delinquent more than 90 days or when collection is uncertain. Real estate is valued at cost less accumulated depreciation, impairment allowances and mortgage encumbrances. Encumbrances totaled $63.5 million in 1998 and $14.2 million in 1997. Depreciation on investment real estate is calculated using the straight-line and constant yield methods.

    Policy loans are carried at the outstanding loan balance less amounts unsecured by the cash surrender value of the policy.

    Short-term investments are stated at amortized cost, which approximates fair value.

    Investments in unconsolidated subsidiaries and affiliates, joint ventures and other forms of partnerships are included in other investments on the Statutory Statement of Financial Position and are accounted for using the equity method.

    In compliance with regulatory requirements, the Company maintains an Asset Valuation Reserve ("AVR") and an Interest Maintenance Reserve ("IMR"). The AVR and other investment reserves stabilize the policyholders' contingency reserves against fluctuations in the value of stocks, as well as declines in the value of bonds, mortgage loans and real estate investments. The IMR captures after-tax realized capital gains and losses which result from changes in the overall level of interest rates for all types of fixed income investments and interest related hedging activities. These interest rate related gains and losses are amortized into income using the grouped method over the remaining life of the investment sold or over the remaining life of the underlying asset. Net realized after tax capital gains of $189.1 million in 1998, $95.4 million in 1997 and $73.1 million in 1996 were charged to the IMR. Amortization of the IMR into net investment income amounted to $40.3 million in 1998, $31.0 million in 1997, and $26.9 million in 1996.

    Realized capital gains and losses, less taxes, not includible in the IMR, are recognized in net income. Realized capital gains and losses are determined using the specific identification method. Unrealized capital gains and losses are included in policyholders' contingency reserves.

B.  Separate Accounts

    Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of pension, variable annuity and variable life insurance contractholders. Assets consist principally of marketable securities reported at fair value. Premiums, benefits and expenses of the separate accounts are reported in the Statutory Statement of Income. The Company receives administrative and investment advisory fees from these accounts.

    Net transfers to separate accounts of $821.3 million, $355.7 million and $636.5 million in 1998, 1997 and 1996, respectively, are included in the addition of policyholders' reserves and funds.

C.  Non-admitted Assets

    Assets designated as "non-admitted" (principally certain furniture, equipment and other receivables) are excluded from the Statutory Statement of Financial Position by an adjustment to policyholders' contingency reserves.

D.  Policyholders' Reserves and Funds

    Policyholders' reserves for life insurance contracts are developed using accepted actuarial methods computed principally on the net level premium and the Commissioners' Reserve Valuation Method bases using the American Experience and the 1941, 1958 and 1980 Commissioners' Standard Ordinary mortality tables with assumed interest rates ranging from 2.5 to 6.75 percent.

    Reserves for individual annuities, guaranteed investment contracts and deposit administration and immediate participation guarantee contracts are based on accepted actuarial methods principally at interest rates ranging from 2.25 to 11.25 percent. Reserves for policies and contracts considered investment contracts have a carrying value of $7,734.6 million and $8,077.9 million at December 31, 1998 and 1997, respectively with a fair value of $7,940.6 million and $8,250.0 million at December 31, 1998 and 1997, respectively, as determined by discounted cash flow projections.

    Disability income policy reserves are generally calculated using the two-year preliminary term, net level premium and fixed net premium methods and various morbidity tables.

    The Company made certain changes in the valuation of policyholders' reserves which increased policyholders' contingency reserves by $8.6 million in 1998 and decreased policyholders' contingency reserves by $55.4 million and $72.2 million in 1997 and 1996, respectively.

E.  Premium and Related Expense Recognition

    Life insurance premium revenue is recognized annually on the anniversary date of the policy. Annuity premium is recognized when received. Disability income premiums are recognized as revenue when due. Commissions and other costs related to issuance of new policies, maintenance and settlement costs are charged to current operations when incurred.

F.  Policyholders' Dividends

    The Board of Directors annually approves dividends to be paid in the following year. These dividends are allocated to reflect the relative contribution of each group of policies to policyholders' contingency reserves and consider investment and mortality experience, expenses and federal income tax charges. The liability for policyholders' dividends is equal to the estimated amount of dividends to be paid in the following calendar year.

G. Cash and Short-term Investments

   For purposes of the Statutory Statement of Cash Flows, the Company considers all highly liquid investments purchased with a maturity of twelve months or less to be short-term investments.

H. Policyholders' Contingency Reserves

   Policyholders' contingency reserves represent surplus of the Company as reported to regulatory authorities and are intended to protect policyholders against possible adverse experience.

2. SURPLUS NOTES

   The Company issued surplus notes of $100.0 million at 7.50 percent and $250.0 million at 7.625 percent in 1994 and 1993, respectively. These notes are unsecured and subordinate to all present and future indebtedness of the Company, policy claims and prior claims against the Company as provided by the Massachusetts General Laws. Issuance was approved by the Commissioner of Insurance of the Commonwealth of Massachusetts ("the Commissioner").

   All payments of interest and principal are subject to the prior approval of the Commissioner. Sinking fund payments are due as follows: $62.5 million in 2021, $87.5 million in 2022, $150.0 million in 2023 and $50.0 million in 2024.

   Interest on the notes issued in 1994 is scheduled to be paid on March 1 and September 1 of each year, to holders of record on the preceding February 15 or August 15, respectively. Interest on the notes issued in 1993 is scheduled to be paid on May 15 and November 15 of each year, to holders of record on the preceding May 1 or November 1, respectively. Interest expense is not recorded until approval for payment is received from the Commissioner. Interest of $26.6 million was approved and paid in 1998, 1997 and 1996.

   The proceeds of the notes, less a $24.4 million reserve in 1998, and a $28.3 million reserve in 1997 for contingencies associated with the issuance of the notes, are recorded as a component of the Company's policyholders' contingency reserves as permitted by the Division of Insurance. These surplus note reserves are included in asset valuation and other investment reserves on the Statutory Statement of Financial Position.

3. BENEFIT PLANS

   The Company provides multiple benefit plans to employees, agents and retirees including retirement plans and life and health benefits.

   Retirement Plans

   The Company has two non-contributory defined benefit plans covering substantially all of its employees. One plan includes active employees and retirees previously employed by Connecticut Mutual Life Insurance Company which merged with MassMutual in 1996; the other plan includes all other eligible employees and retirees. Benefits are based on the employees' years of service, compensation during the last five years of employment and estimated social security retirement benefits. The Company accounts for these plans following Financial Accounting Standards Board Statement No. 87, "Employers' Accounting for Pensions". Accordingly, as permitted by the Massachusetts Division of Insurance, the Company has recognized a pension asset of $216.0 million and $157.4 million at December 31, 1998 and 1997, respectively. Company policy is to fund pension costs in accordance with the requirements of the Employee Retirement Income Security Act of 1974 and, based on such requirements, no funding was required for the years ended December 31, 1998, and 1997. The assets of the plans are invested in the Company's general account and separate accounts.

   The Company also has defined contribution plans for employees and agents. The Company funds the plans by matching employee contributions, subject to statutory limits. Company contributions and any earnings on them are vested based on years of vesting service using a graduated vesting schedule in 20 percent increments over a five-year period.

   Life and Health

   Life and health insurance benefits are provided to employees and agents through group insurance contracts. Substantially all of the Company's employees and agents may become eligible for continuation of certain of these benefits if they retire as active employees or agents of the Company. The Company adopted the National Association of Insurance Commissioners' accounting standard for post retirement life and health benefit costs, requiring these benefits to be accounted for using the accrual method for employees and agents eligible to retire and current retirees. The initial transition obligation of $137.9 million is being amortized over twenty years through 2012. During 1998, the Company transferred the administration of the retiree life and health plan benefit obligations and supporting assets to an unconsolidated subsidiary.

   The status of the defined benefit plans as of December 31 is as follows:

                                         Retirement          Life and Health

                                      1998        1997       1998       1997
                                      ----        ----       ----       ----
                                                  (In Millions)
Accumulated benefit obligation
 at December 31                   $   822.8   $   663.1   $  185.6   $  145.9
Fair value of plan assets
 at December 31                     1,160.2     1,154.2       21.0       21.7
                                  ---------   ---------   --------   --------
Funded status                     $   337.4   $   491.1   $ (164.6)  $ (124.2)
                                  =========   =========   ========   ========

The following rates were used in determining the actuarial present value of the accumulated benefit obligations.

                                                      Retirement                 Life and Health

                                                1998             1997          1998           1997
                                                ----             ----          ----           ----
Discount rate                               6.75%             7.25%            6.75%         7.25%
Increase in future compensation
 levels                                     4.00-5.00%        4.00-5.00%       5.00%         5.00-5.50%
Long-term rate of return on assets          9.00-10.00%       9.00-10.00%      6.75%         6.75%
Assumed increases in medical cost
Rates in the first year                         -                -             7.00%         6.25-9.50%
declining to                                    -                -             4.25%         4.75-5.00%
within                                          -                -             5 years       5 years

A one percent increase in the annual assumed inflation rate in medical cost rates would increase the 1998 accumulated postretirement benefit liability and benefit expense by $9.2 million and $1.1 million, respectively. A one percent decrease in the annual assumed inflation rate in medical costs rates would decrease the 1998 accumulated postretirement benefit liability and benefit expense by $8.5 million and $1.0 million, respectively.

   The expense charged to operations for all employee benefit plans is $32.1 million in 1998, $23.9 million in 1997 and $38.1 million in 1996. In 1997, there was a significant reduction in plan participants in the Connecticut Mutual Plan which resulted in recognition of a pension plan curtailment gain of $10.7 million.

4. RELATED PARTY TRANSACTIONS

   The company has management and service contracts or cost sharing arrangements with various subsidiaries and affiliates whereby the Company, for a fee, will furnish a subsidiary or affiliate, as required, operating facilities, human resources, computer software development and managerial services. Fees earned under the terms of the contracts or arrangements were $205.0 million and $137.3 million for 1998 and 1997, respectively.

   The Company has reinsurance agreements with its subsidiaries, C.M. Life Insurance Company and MML Bay State Life Insurance Company, including stop-loss and modified coinsurance agreements on life insurance products. Total premiums assumed on these agreements were $38.4 million in 1998, $40.9 million in 1997 and $44.1 million in 1996.

5. FEDERAL INCOME TAXES

   Provision for federal income taxes is based upon the Company's estimate of its current tax liability. No deferred tax effect is recognized for temporary differences that may exist between financial reporting and taxable income. Accordingly, the reporting of miscellaneous temporary differences, such as reserves, acquisition costs and restructuring costs and of permanent differences such as the equity tax, resulted in effective tax rates which differ from the statutory tax rate.

   The Company plans to file its 1998 federal income tax return on a consolidated basis with its eligible life affiliates and non-life affiliates. C.M. Life Insurance Company, which is not an eligible life affiliate, files a separate return. The Company and its eligible life insurance and non-life affiliates are subject to a written tax allocation agreement, which allocates the group's consolidated tax liability for payment purposes. Generally, the agreement provides that affiliates with losses shall be compensated for the use of their losses and credits by other affiliates.

   The Internal Revenue Service has completed examining the Company's income tax returns through the year 1992 for Massachusetts Mutual and 1995 for Connecticut Mutual, and is currently examining Massachusetts Mutual for the years 1993 and 1994. The Company believes adjustments which may result from such examinations will not materially affect its financial position.

   Components of the formula authorized by the Internal Revenue Service for determining deductible policyholder dividends have not been finalized for 1998 or 1997. The Company records the estimated effects of anticipated revisions in the Statutory Statement of Income.

   Federal tax payments were $152.4 million in 1998, $353.4 million in 1997 and $330.7 million in 1996.

6. INVESTMENTS

   The Company maintains a diversified investment portfolio. Investment policies limit concentration in any asset class, geographic region, industry group, economic characteristic, investment quality or individual investment. In the normal course of business, the Company enters into commitments to purchase privately placed bonds and to issue mortgage loans.

A.  Bonds

    The carrying value and estimated fair value of bonds are as follows:

                                                      December 31, 1998
                                                      -----------------
                                                    Gross            Gross        Estimated
                                   Carrying       Unrealized       Unrealized       Fair
                                    Value           Gains            Losses         Value
                                  ----------      ----------       ----------     ----------
                                                       (In Millions)
U. S. Treasury securities        $   4,945.3      $    473.0       $   20.4       $   5,397.9
 and obligations of U. S.
 government corporations
 and agencies
Debt securities issued by               41.2             1.5            1.3              41.4
 foreign governments
Mortgage-backed securities           3,734.4           188.0           13.9           3,908.5
State and local governments            360.5            33.2            7.9             385.8
Corporate debt securities           14,133.3           845.3          118.4          14,860.2
Utilities                              885.8           102.6            0.3             988.1
Affiliates                           1,115.3             0.6            0.9           1,115.0
                                 -----------      ----------       --------       -----------
 TOTAL                           $  25,215.8      $  1,644.2       $  163.1       $  26,696.9
                                 ===========      ==========       ========       ===========

                                                       December 31, 1997
                                                       -----------------
                                                     Gross            Gross        Estimated
                                   Carrying       Unrealized       Unrealized        Fair
                                    Value            Gains           Losses          Value
                                  ----------      ----------       ----------     ----------
                                                         (In Millions)
U. S. Treasury securities        $   6,241.0      $    470.5       $   10.3       $   6,701.2
 and obligations of U. S.
 government corporations
 and agencies
Debt securities issued by               83.5             4.4            3.0              84.9
 foreign governments
Mortgage-backed securities           3,008.7           187.9            9.0           3,187.6
State and local governments            361.9            23.9             .6             385.2
Corporate debt securities           12,148.9           765.2           46.9          12,867.2
Utilities                              871.8           100.1            2.2             969.7
Affiliates                             792.4             2.8            1.0             794.2
                                 -----------      ----------       --------       -----------
 TOTAL                           $  23,508.2      $  1,554.8       $   73.0       $  24,990.0
                                 ===========      ==========       ========       ===========

   The carrying value and estimated fair value of bonds at December 31, 1998 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties.


                                                                     Estimated
                                                    Carrying           Fair
                                                     Value             Value
                                                   ---------         ---------
                                                          (In Millions)
     Due in one year or less                       $   556.5         $   560.7
     Due after one year through five years           4,150.6           4,270.5
     Due after five years through ten years          8,622.8           9,045.0
     Due after ten years                             5,319.5           5,999.6
                                                   ---------         ---------
                                                    18,649.4          19,875.8
     Mortgage-backed securities, including
      securities guaranteed by the U.S.
      Government                                     6,566.4           6,821.1
                                                   ---------         ---------
      TOTAL                                        $25,215.8         $26,696.9
                                                   =========         =========


   Proceeds from sales of investments in bonds were $11,663.4 million during 1998, $11,427.8 million during 1997 and $6,390.7 million during 1996. Gross capital gains of $331.8 million in 1998, $200.7 million in 1997 and $188.8 million in 1996 and gross capital losses of $47.3 million in 1998, $68.8 million in 1997 and $255.5 million in 1996 were realized on those sales, portions of which were included in the IMR. The estimated fair value of non-publicly traded bonds is determined by the Company using a pricing matrix and quoted market prices for publicly traded bonds.

B. Stocks

   Common stocks, except for unconsolidated subsidiaries, had a cost of $238.4 million in 1998 and $250.3 million in 1997.

C. Mortgages

   The fair value of mortgage loans, as determined from a pricing matrix for performing loans and the estimated underlying real estate value for non-performing loans, was $6,178.8 million and $5,039.1 million at December 31, 1998 and 1997, respectively.

   The Company had restructured loans with book values of $126.6 million, and $202.3 million at December 31, 1998 and 1997, respectively. These loans typically have been modified to defer a portion of the contractual interest payments to future periods. Interest deferred to future periods totaled $0.1 million in 1998, $5.1 million in 1997 and $2.2 million in 1996. At December 31, 1998, scheduled commercial mortgage loan maturities were as follows:
   1999 - $341.0 million; 2000 - $333.0 million; 2001 - $305.2 million; 2002 -
   $210.6 million; 2003 - $299.0 million; and $3,106.4 million thereafter.

D. Policy Loans

   Policy loans are recorded at cost as it is not practicable to determine the fair value since they do not have a stated maturity.

E. Other

   Preferred stocks in good standing had fair values of $116.0 million in 1998 and $145.5 million in 1997, using a pricing matrix for non-publicly traded stocks and quoted market prices for publicly traded stocks.

   The carrying value of investments which were non-income producing for the preceding twelve months was $13.2 million and $5.7 million at December 31, 1998 and 1997, respectively.

7. PORTFOLIO RISK MANAGEMENT

   The Company manages its investment risks, primarily to reduce interest rate and duration imbalances determined in asset/liability analyses. The fair values of these financial instruments, described below, which are not recorded in the financial statements, unless otherwise noted, are based upon market prices or prices obtained from brokers. The Company does not hold or issue these financial instruments for trading purposes.

   The notional amounts described do not represent amounts exchanged by the parties and, thus, are not a measure of the exposure of the Company. The amounts exchanged are calculated on the basis of the notional amounts and the other terms of the instruments, which relate to interest rates, exchange rates, security prices or financial or other indexes.

   The Company utilizes interest rate swap agreements, options, and purchased caps and floors to reduce interest rate exposures arising from mismatches between assets and liabilities and to modify portfolio profiles to manage other risks identified. Under interest rate swaps, the Company agrees to an exchange, at specified intervals, between streams of variable rate and fixed rate interest payments calculated by reference to an agreed-upon notional principal amount. Gains and losses realized on the termination of contracts are deferred and amortized through the IMR over the remaining life of the associated contract. IMR amortization is included in net investment income on the Statutory Statement of Income. Net amounts receivable and payable are accrued as adjustments to investment income and included in other assets on the Statutory Statement of Financial Position. At December 31, 1998 and 1997, the Company had swaps with notional amounts of $4,382.0 million and $3,220.2 million, respectively. The fair values of these instruments were $84.1 million at December 31, 1998 and $20.9 million at December 31, 1997.

   Options grant the purchaser the right to buy or sell a security or enter into a derivative transaction at a stated price within a stated period. The Company's option contracts have terms of up to fifteen years. The amounts paid for options purchased are amortized into investment income over the life of the contract on a straight-line basis. Unamortized costs are included in other investments on the Statutory Statement of Financial Position. Gains and losses on these contracts are recorded at the expiration or termination date and are deferred and amortized through the IMR over the remaining life of the option contract. At December 31, 1998 and 1997, the Company had option contracts with notional amounts of $12,704.4 million and $5,388.2 million, respectively. The Company's credit risk exposure was limited to the unamortized costs of $92.5 million and $59.0 million, which had fair values of $161.9 million and $99.6 million at December 31, 1998 and 1997, respectively.

   Interest rate cap agreements grant the purchaser the right to receive the excess of a referenced interest rate over a stated rate calculated by reference to an agreed upon notional amount. Interest rate floor agreements grant the purchaser the right to receive the excess of a stated rate over a referenced interest rate calculated by reference to an agreed upon notional amount. Amounts paid for interest rate caps and floors are amortized into investment income over the life of the asset on a straight-line basis. Unamortized costs are included in other investments on the Statutory Statement of Financial Position. Amounts receivable and payable are accrued as adjustments to investment income and included in the Statutory Statement of Financial Position as other assets. Gains and losses on these contracts, including any unamortized cost, are recognized upon termination and are deferred and amortized through the IMR over the remaining life of the associated cap or floor agreement. At December 31, 1998 and 1997, the company had agreements with notional amounts of $4,337.9 million and $3,348.6 million, respectively. The Company's credit risk exposure on these agreements is limited to the unamortized costs of $22.7 million and $18.2 million at December 31, 1998 and 1997, respectively. The fair values of these instruments were $43.9 million and $23.4 million at December 31, 1998 and 1997, respectively.

   The Company enters into forward U.S. Treasury, and Government National Mortgage Association ("GNMA") and Federal National Home Mortgage Association ("FNMA") commitments for the purpose of managing interest rate exposure. The Company generally does not take delivery on forward commitments. These commitments are instead settled with offsetting transactions. Gains and losses on forward commitments are recorded when the commitment is closed and amortized through the IMR over the remaining life of the asset. At December 31, 1998 and 1997, the Company had U. S. Treasury, GNMA and FNMA purchase commitments which will settle during the following year with contractual amounts of $603.4 million and $1,100.7 million, respectively. The fair values of these commitments were $604.1 million and $1,117.6 million, including net unrealized gains of $0.7 million and $16.9 million at December 31, 1998 and 1997, respectively.

   The Company utilizes other agreements to reduce exposures to various risks. Notional amounts relating to these agreements totaled $384.2 million and $385.6 million at December 31, 1998 and 1997, respectively. The fair values of these instruments resulted in an unrealized gain of $7.2 million at December 31, 1998 and an unrealized loss of $6.8 million at December 31, 1997.

   The Company is exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. This exposure is limited to contracts with a positive fair value. The amounts at risk in a net gain position were $272.5 million and $146.7 million at December 31, 1998 and 1997, respectively. The Company monitors exposure to ensure counterparties are credit worthy and concentration of exposure is minimized. Additionally, collateral positions have been obtained with counterparties when considered prudent.

8. INVESTMENTS IN UNCONSOLIDATED SUBSIDIARIES

   MassMutual has two primary insurance subsidiaries, C.M. Life, which primarily writes variable annuities and universal life insurance, and MML Bay State, which primarily writes variable life and annuity business. MassMutual's wholly-owned non-insurance subsidiary MassMutual Holding Company, Inc. ("MMHC") owns subsidiaries which include retail and institutional asset management, registered broker dealer and international life and annuity operations.

   MassMutual accounts for the value of its investments in subsidiaries at their underlying net equity. Operating results for such subsidiaries are reflected as net unrealized capital gains in the Statement of Changes in Policyholders' Contingency Reserves. Net investment income is recorded by MassMutual to the extent that dividends are declared by the subsidiaries. The Company holds debt issued by MMHC and its subsidiaries of $1,111.3 million and $792.4 million at December 31, 1998 and 1997, respectively.

   Below is summarized financial information for the unconsolidated subsidiaries as of December 31 and for the year then ended:

                                                  1998            1997
                                                --------        --------
                                                     (In Millions)
   Domestic Life Insurance Subsidiaries:

     Total revenue                            $  1,151.4      $  1,086.9
     Net income (loss)                        $     (3.2)     $      1.1
     Assets                                   $  4,741.4      $  3,766.8
   Other Subsidiaries:

     Total revenue                            $  1,137.4      $    967.2
     Net income                               $     73.6      $     75.4
     Assets                                   $  2,839.5      $  2,018.8

9.  REINSURANCE

    The Company has reinsurance agreements with other insurance companies in the normal course of business. In addition, the Company cedes the remainder of its group life and health business to UniCARE. Premiums, benefits to policyholders and provisions for future benefits are stated net of reinsurance. The Company remains liable to the insured for the payment of benefits if the reinsurer cannot meet its obligations under the reinsurance agreements. Total premiums ceded were $183.9 million in 1998, $294.6 million in 1997 and $793.5 million in 1996.

10. BUSINESS RISKS AND CONTINGENCIES

    The Company is subject to insurance guaranty fund laws in the states in which it does business. These laws assess insurance companies amounts to be used to pay benefits to policyholders and claimants of insolvent insurance companies. Many states allow these assessments to be credited against future premium taxes. The Company believes such assessments in excess of amounts accrued will not materially affect its financial position, results of operations or liquidity.

    The Company is involved in litigation arising in and out of the normal course of its business. Management intends to defend these actions vigorously. While the outcome of litigation cannot be foreseen with certainty, it is the opinion of management, after consultation with legal counsel, that the ultimate resolution of these matters will not materially affect its financial position, results of operations or liquidity.

11. SUBSIDIARIES AND AFFILIATED COMPANIES

    A summary of ownership and relationship of the Company and its subsidiaries and affiliated companies as of December 31, 1998 is illustrated below. The Company provides management or advisory services to these companies. Subsidiaries are wholly-owned, except as noted.

    Parent
    ------
    Massachusetts Mutual Life Insurance Company

    Subsidiaries of Massachusetts Mutual Life Insurance Company
    -----------------------------------------------------------
     CM Assurance Company
     CM Benefit Insurance Company
     C.M. Life Insurance Company
     MassMutual Holding Company
     MassMutual of Ireland, Limited
     MML Bay State Life Insurance Company
     MML Distributors, LLC
     MassMutual Mortgage Finance, LLC

         Subsidiaries of MassMutual Holding Company
         ------------------------------------------
         GR Phelps & Co., Inc.
         MassMutual Holding Trust I
         MassMutual Holding Trust II
         MassMutual Holding MSC, Inc.
         MassMutual International, Inc.
         MML Investor Services, Inc.

         Subsidiaries of MassMutual Holding Trust I
         ------------------------------------------
         Antares Capital Corporation - 99.4%
         Charter Oak Capital Management, Inc. - 80.0%
         Cornerstone Real Estate Advisors, Inc.
         DLB Acquisition Corporation - 85.8%
         Oppenheimer Acquisition Corporation - 89.36%

         Subsidiaries of MassMutual Holding Trust II
         -------------------------------------------
         CM Advantage, Inc.
         CM International, Inc.
         CM Property Management, Inc.
         HYP Management, Inc.
         MMHC Investments, Inc.
         MML Realty Management
         Urban Properties, Inc.
         MassMutual Benefits Management, Inc.

         Subsidiaries of MassMutual International, Inc.
         ----------------------------------------------
         Compensa de Seguros de Vida S.A. - 33.5%
         MassLife Seguros de Vida (Argentina) S.A.
         MassMutual International (Bermuda) Ltd.
         Mass Seguros de Vida (Chile) S.A. - 33.5%
         MassMutual International (Luxembourg) S.A.

         MassMutual Holding MSC, Inc.
         ----------------------------
         MassMutual Corporate Value Limited - 40.93%
         9048 - 5434 Quebec, Inc.
         1279342 Ontario Limited

   Affiliates of Massachusetts Mutual Life Insurance Company
   ---------------------------------------------------------
   MML Series Investment Fund
   MassMutual Institutional Funds
   Oppenheimer Value Stock Fund

                                     PART C
                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

          (a)  FINANCIAL STATEMENTS

          Financial Statements Included in Part A

          Condensed Financial Information

          Financial Statements Included in Part B

          The Registrant

          Report of Independent Accounts
          Statement of Assets and Liabilities as of December 31, 1998 Statement of Operations for the year ended December 31, 1998 Statement of Changes in Net Assets for the period September 1, 1998 (commencement of operations) through December 31, 1998
          Notes to Financial Statements

          The Depositor

          Reports of Independent Accountants
          Statutory Statements of Financial Position as of December 31, 1998 and 1997
          Statutory Statements of Income for the years ended December 31, 1998, 1997 and 1996
          Statutory Statements of Changes in Policyholders' Contingency Reserves for the years ended December 31, 1998, 1997 and 1996
          Statutory Statements of Cash Flows for the years ended December 31, 1998, 1997 and 1996
          Notes to Statutory Financial Statements

          (b)  EXHIBITS

          Exhibit 1 Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account.(1)

          Exhibit 2     Not Applicable.

          Exhibit 3(i)  Principal Underwriting Agreement.(3)

                        (ii) Underwriting and Servicing Agreement.(3)

          Exhibit 4     (i) Form of Group Annuity Contract.(1)

                        (ii) Form of Individual Certificate.(1)

          Exhibit 5     (i) Form of Group Annuity Application.(1)

                        (ii) Form of Individual Certificate Application.(1)

          Exhibit 6     (i) Copy of Articles of Incorporation of the Company.(1)

                        (ii) Copy of the Bylaws of the Company.(1)

          Exhibit 7      Not Applicable.

          Exhibit 8      (i)   Form of Participation Agreement with Oppenheimer
                               Variable Account Funds, Inc. (2)

                         (ii) Form of Participation Agreement with Panorama Series Fund, Inc. (2)

                         (iii) Form of Participation Agreement with American
                               Century Variable Portfolios, Inc. (3)

                         (iv) Form of Participation Agreement with Variable Insurance Products Fund II. (3)

                         (v) Form of Participation Agreement with T. Rowe Equity Series, Inc. (3)

          Exhibit 9      Opinion and Consent of Counsel.*

          Exhibit 10     (i)   Consent of Independent Accountants,
                               PricewaterhouseCoopers LLP.*

                         (ii)  Powers of Attorney. (4)

                         (iii) Powers of Attorney for Robert J. O'Connell and
                               Thomas B. Wheeler. (5)

                         (iv)  Power of Attorney for Roger G. Ackerman. (3)

          Exhibit 11     Not Applicable.

          Exhibit 12     Not Applicable.

          Exhibit 13     Schedule of Computation of Performance.*

          Exhibit 14     None.

(1) Incorporated by reference to Registrant's initial Registration Statement (No. 333-45039) filed on January 28, 1998.

(2) Incorporated by reference to Registration Statement No. 333-22557, filed on February 28, 1997.

(3) Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-45039, filed on June 4, 1998.

(4) Incorporated by reference to Initial Registration Statement No. 333-22557, filed on January 28, 1997.

(5) Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-65887, filed on Form S-6 on January 28, 1999.

*    Filed herewith.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


                  MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

------------------------------------------------------------------------------------------------------------------------------------
Name, Position, Business Address             Principal Occupation(s ) During Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Roger G. Ackerman, Director                  Corning, Inc.
One Riverfront Plaza, HQE 2                    Chairman and Chief Executive Officer (since 1996)
Corning, NY 14831                              President and Chief Operating Officer (1990-1996)
------------------------------------------------------------------------------------------------------------------------------------
James R. Birle, Director                     Resolute Partners, LLC
2 Soundview Drive                              Chairman (since 1997), Founder (1994)
Greenwich, CT 06836                            President (1994-1997)
                                             Blackstone Group
                                               General Partner (1988-1994)
------------------------------------------------------------------------------------------------------------------------------------
Gene Chao, Director                          Computer Projections, Inc.
733 SW Vista Avenue                            Chairman, President and CEO (since 1991)
Portland, OR 97205
------------------------------------------------------------------------------------------------------------------------------------
Patricia Diaz Dennis, Director               SBC Communications Inc.
175 East Houston, Room 5-A-70                  Senior Vice President - Regulatory and Public Affairs (since 1998)
San Antonio, TX 78205                          Senior Vice President and Assistant General Counsel (1995-1998)
                                             Sullivan & Cromwell
                                               Special Counsel (1993-1995)
                                             U.S. Department of State
                                               Asst. Secy. of State for Human Rights and Human. Affrs. (1992-1993)
------------------------------------------------------------------------------------------------------------------------------------
Anthony Downs, Director                      The Brookings Institution
1775 Massachusetts Ave., N.W.                  Senior Fellow (since 1977)
Washington, DC 20036-2188
------------------------------------------------------------------------------------------------------------------------------------
James L. Dunlap, Director                    Ocean Energy, Inc.
1201 Louisiana, Suite 1400                     Vice Chairman (since 1998)
Houston, TX 77002-5603                       United Meridian Corporation
                                               President and Chief Operating Officer (1996-1998)
                                             Texaco, Inc.
                                               Senior Vice President (1987-1996)
------------------------------------------------------------------------------------------------------------------------------------
William B. Ellis, Director                   Yale University School of Forestry and Environmental Studies
31 Pound Foolish Lane                          Senior Fellow (since 1995)
Glastonbury, CT 06033                        Northeast Utilities
                                               Chairman of the Board (1993-1995) and Chief Executive
                                               Officer (1983-1993)
------------------------------------------------------------------------------------------------------------------------------------
Robert M. Furek, Director                    Resolute Partners LLC
1 State Street, Suite 2310                     Partner (since 1997)
Hartford, CT 06103                           State Board of Trustees for the Hartford School System
                                               Chairman (since 1997)
                                             Heublein, Inc.
                                               President and Chief Executive Officer (1987-1996)
------------------------------------------------------------------------------------------------------------------------------------

Charles K. Gifford, Director                 BankBoston, N.A.
100 Federal Street                             Chairman and Chief Executive Officer (since 1996)
Boston, MA 02110                               President (1989-1996)
                                             BankBoston Corporation
                                               Chairman (since 1998) and Chief Executive Officer (since 1995)
                                               President (1989-1996)

------------------------------------------------------------------------------------------------------------------------------------
William N. Griggs, Director                  Griggs & Santow, Inc.
75 Wall Street, 20th Floor                     Managing Director (since 1983)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
New York, NY 10005
------------------------------------------------------------------------------------------------------------------------------------
George B. Harvey, Director                   Pitney Bowes
One Landmark Square, Suite 1905                Chairman, President and CEO (1983-1996)
Stamford, CT 06901
------------------------------------------------------------------------------------------------------------------------------------
Barbara B. Hauptfuhrer, Director             Director of various corporations (since 1972)
1700 Old Welsh Road
Huntingdon Valley, PA 19006
------------------------------------------------------------------------------------------------------------------------------------
Sheldon B. Lubar, Director                   Lubar & Co. Incorporated
700 North Water Street, Suite 1200             Chairman (since 1977)
Milwaukee, WI 53202
------------------------------------------------------------------------------------------------------------------------------------
William B. Marx, Jr., Director               Lucent Technologies
5 Peacock Lane                                 Senior Executive Vice President (1996-1996)
Village of Golf, FL 33436-5299               AT&T Multimedia Products Group
                                               Executive Vice President and CEO (1994-1996)
                                             AT&T Network Systems Group
                                               Executive Vice President and CEO (1993-1994)
                                               Group Executive and President (1989-1993)
------------------------------------------------------------------------------------------------------------------------------------
John F. Maypole, Director                    Peach State Real Estate Holding Company
55 Sandy Hook Road - North                     Managing Partner (since 1984)
Sarasota, FL 34242
------------------------------------------------------------------------------------------------------------------------------------
Robert J. O'Connell, Director, President     MassMutual
and Chief Executive Officer                    President and Chief Executive Officer (since 1999)
1295 State Street                            American International Group, Inc.
Springfield, MA 01111                          Senior Vice President (1991-1998)
                                             AIG Life Companies
                                               President and Chief Executive Officer (1991-1998)
------------------------------------------------------------------------------------------------------------------------------------
Thomas B. Wheeler, Director and              MassMutual
Chairman of the Board                          Chairman of the Board (since 1996)
1295 State Street                              President (1988-1996) and Chief Executive Officer (1988-1999)
Springfield, MA 01111
------------------------------------------------------------------------------------------------------------------------------------
Alfred M. Zeien, Director                    The Gillette Company
Prudential Tower                               Chairman and Chief Executive Officer (since 1991)
Boston, MA 02199
------------------------------------------------------------------------------------------------------------------------------------
Executive Vice Presidents:
------------------------------------------------------------------------------------------------------------------------------------
Lawrence V. Burkett, Jr.                     MassMutual
1295 State Street                              Executive Vice President and General Counsel (since 1993)
Springfield, MA 01111                          Senior Vice President and Deputy General Counsel (1992-1993)
------------------------------------------------------------------------------------------------------------------------------------
Peter J. Daboul                              MassMutual
1295 State Street                              Executive Vice President and Chief Information Officer (since 1997)
Springfield, MA 01111                          Senior Vice President (1990-1997)
------------------------------------------------------------------------------------------------------------------------------------
John B. Davies                               MassMutual
1295 State Street                              Executive Vice President (since 1994)
Springfield, MA 01111                          Associate Executive Vice President (1994-1994)
                                               General Agent (1982-1993)
------------------------------------------------------------------------------------------------------------------------------------
Daniel J. Fitzgerald                         MassMutual
1295 State Street                              Executive Vice President (since 1994)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Springfield, MA 01111                          Corporate Financial Operations (1994-1997)
                                               Senior Vice President (1991-1994)
------------------------------------------------------------------------------------------------------------------------------------
James E. Miller                              MassMutual
1295 State Street                              Executive Vice President (since 1997 and 1987-1996)
Springfield, MA 01111                        UniCare Life & Health
                                               Senior Vice President (1996-1997)
------------------------------------------------------------------------------------------------------------------------------------
John V. Murphy                               MassMutual
1295 State Street                              Executive Vice President (since 1997)
Springfield, MA 01111                        David L. Babson & Co., Inc.
                                               Executive Vice President and Chief Operating Officer (1995-1997)
                                             Concert Capital Management, Inc.
                                               Chief Operating Officer (1993-1995)
                                             Liberty Financial Companies
                                               Senior Vice President and Chief Financial Officer (1977-1993)
------------------------------------------------------------------------------------------------------------------------------------
Joseph M. Zubretsky                          MassMutual
1295 State Street                              Executive Vice President and Chief Financial Officer (since 1997)
Springfield, MA 01111                        HealthSource
                                               Chief Financial Officer (1996-1996)
                                             Coopers & Lybrand
                                               Partner (1990-1996)
------------------------------------------------------------------------------------------------------------------------------------

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The assets of the Registrant, under state law, are assets of MassMutual.

The registrant may also be deemed to be under common control with other separate accounts established by MassMutual and its life insurance subsidiaries, C.M. Life Insurance Company and MML Bay State Life Insurance Company, which are registered as unit investment trusts under the Investment Company Act of 1940.

The discussion that follows indicates those entities owned directly or indirectly by Massachusetts Mutual Life Insurance Company:


                  MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
                             CORPORATE ORGANIZATION


A.   DIRECT SUBSIDIARIES OF MASSMUTUAL

     MassMutual is the sole owner of each subsidiary unless otherwise indicated.

1. CM Assurance Company, a Connecticut corporation which operates as a life and health insurance company. This subsidiary is inactive.

2. CM Benefit Insurance Company, a Connecticut corporation which operates as a life and health insurance company. This subsidiary is inactive.

3. C.M. Life Insurance Company, a Connecticut corporation which operates as a life and health insurance company.

4. MML Bay State Life Insurance Company, a Connecticut corporation which operates as a life and health insurance company.

5. MML Distributors, LLC, a Connecticut limited liability company which operates as a securities broker-dealer. (MassMutual - 99%; G.R. Phelps & Co., Inc. - 1%)

6. MassMutual of Ireland, Limited, a corporation organized in the Republic of Ireland which formerly operated to provide claims service to holders of MassMutual group life and accident and health insurance contracts. This subsidiary is inactive and will be dissolved in the near future.

7. MassMutual Holding Company, a Delaware corporation which operates as a holding company for certain MassMutual entities.

8. MassMutual Mortgage Finance, LLC, a Delaware limited liability company which makes, acquires, holds and sells mortgage loans.

B.   MASSMUTUAL HOLDING COMPANY GROUP

     MassMutual Holding Company is the sole owner of each subsidiary or affiliate unless otherwise indicated.

1. G.R. Phelps & Co, Inc., a Connecticut corporation which formerly operated as a securities broker-dealer. This subsidiary is inactive and expected to be dissolved.

2. MML Investors Services, Inc., a Massachusetts corporation which operates as a securities broker-dealer. (MassMutual Holding Company - 86%; G.R. Phelps & Co., Inc. - 14%)

3. MassMutual Holding MSC, Inc., a Massachusetts corporation which operates as a holding company for MassMutual positions in investment entities organized outside of the United States. This subsidiary qualifies as a "Massachusetts Security Corporation" under Chapter 63 of the Massachusetts General Laws.

4. MassMutual Holding Trust I, a Massachusetts business trust which operates as a holding company for separately-staffed MassMutual investment subsidiaries.

5. MassMutual Holding Trust II, a Massachusetts business trust which operates as a holding company for non-staffed MassMutual investment subsidiaries.

6. MassMutual International, Inc., a Delaware corporation which operates as a holding company for those entities constituting MassMutual's international insurance operations.

C.   MML INVESTORS SERVICES, INC. GROUP

     Set forth below are the direct and indirect subsidiaries of MML Investors Services, Inc. The parent is the sole owner of each subsidiary unless otherwise indicated.

Direct Subsidiaries of MML Investors Services, Inc.

1. MML Insurance Agency, Inc., a Massachusetts corporation which operates as an insurance broker.

2. MML Securities Corporation, a Massachusetts corporation which operates as a "Massachusetts Security Corporation" under Section 63 of the Massachusetts General Laws.

Direct Subsidiaries of MML Insurance Agency, Inc.

1. DISA Insurance Services of America, Inc., an Alabama corporation which operates as an insurance broker.

2. Diversified Insurance Services of America, Inc., a Hawaii corporation which operates as an insurance broker.

3. MML Insurance Agency of Mississippi, P.C., a Mississippi corporation which operates as an insurance broker.

4. MML Insurance Agency of Nevada, Inc., a Nevada corporation which operates as an insurance broker.

5. MML Insurance Agency of Ohio, Inc. an Ohio corporation which operates as an insurance broker. (Controlled by MML Insurance Agency, Inc. through a voting trust agreement.)

6. MML Insurance Agency of Texas, Inc., a Texas corporation which operates as an insurance broker. (Controlled by MML Insurance Agency, Inc. through an irrevocable proxy arrangement.)

D.   MASSMUTUAL HOLDING MSC, INC. GROUP

     MassMutual Holding MSC, Inc. is the sole owner of each subsidiary or affiliate unless otherwise indicated.

1. MassMutual Corporate Value Limited, a Cayman Islands corporation which holds a 90% ownership interest in MassMutual Corporate Value Partners Limited, another Cayman Islands corporation operating as a high-yield bond fund. (MassMutual Holding MSC, Inc. - 46%)

2. 9048-5434 Quebec, Inc., a Canadian corporation which operates as the owner of Hotel du Parc in Montreal, Quebec, Canada.

3. 1279342 Ontario Limited, a Canadian corporation which operates as the owner of Deerhurst Resort in Huntsville, Ontario, Canada.

E.   MASSMUTUAL HOLDING TRUST I GROUP

     Set forth below are the direct and indirect subsidiaries and affiliates of MassMutual Holding Trust I. The parent is the sole owner of each subsidiary unless otherwise indicated.

Direct Subsidiaries of MassMutual Holding Trust I

1. Antares Capital Corporation, a Delaware corporation which operates as a finance company. (MassMutual Holding Trust I - 99%)

2. Charter Oak Capital Management, Inc., a Delaware corporation which operates as a manager of institutional investment portfolios. (MassMutual Holding Trust I - 80%)

3. Cornerstone Real Estate Advisers, Inc., a Massachusetts corporation which operates as an investment adviser.

4. DLB Acquisition Corporation, a Delaware corporation which operates as a holding company for the David L. Babson companies (MassMutual Holding Trust I - 85%).

5. Oppenheimer Acquisition Corp., a Delaware corporation which operates as a holding company for the Oppenheimer companies (MassMutual Holding Trust I - 89%).

Direct Subsidiary of DLB Acquisition Corporation

David L. Babson and Company Incorporated, a Massachusetts corporation which operates as an investment adviser.

Direct Affiliates of David L. Babson and Company Incorporated

1. Babson Securities Corporation, a Massachusetts corporation which operates as a securities broker-dealer.

2. Babson-Stewart Ivory International, a Massachusetts general partnership which operates as an investment adviser. (David L. Babson and Company Incorporated - 50%).

3. Potomac Babson Incorporated, a Massachusetts corporation which operates as an investment adviser (David L. Babson and Company Incorporated - 60%).

Direct Subsidiary of Oppenheimer Acquisition Corp.

OppenheimerFunds, Inc., a Colorado corporation which operates as the investment adviser to the Oppenheimer Funds.

Direct Subsidiaries of OppenheimerFunds, Inc.

1. Centennial Asset Management Corporation, a Delaware corporation which operates as investment adviser and general distributor of the Centennial Funds.

2. HarbourView Asset Management Corporation, a New York corporation which operates as an investment adviser.

3. OppenheimerFunds Distributor, Inc., a New York corporation which operates as a securities broker-dealer.

4. Oppenheimer Partnership Holdings, Inc., a Delaware corporation which operates as a holding company.

5. Oppenheimer Real Asset Management, Inc., a Delaware corporation which is the sub-adviser to a mutual fund investing in the commodities markets.

6. Shareholder Financial Services, Inc., a Colorado corporation which operates as a transfer agent for mutual funds.

7. Shareholder Services, Inc., a Colorado corporation which operates as a transfer agent for various Oppenheimer and MassMutual funds.

Direct Subsidiary of Centennial Asset Management Corporation

Centennial Capital Corporation, a Delaware corporation which formerly sponsored a unit investment trust.

Direct Affiliate of Cornerstone Real Estate Advisers, Inc.

Cornerstone Office Management, LLC, a Delaware limited liability company which serves as the general partner of Cornerstone Suburban Office, L.P. (Cornerstone Real Estate Advisers, Inc. - 50%; MML Realty Management Corporation - 50%).

F.   MASSMUTUAL HOLDING TRUST II GROUP

     MassMutual Holding Trust II is the sole owner of each subsidiary.

1. CM Advantage, Inc., a Connecticut corporation which serves as a general partner of real estate limited partnerships. The subsidiary is largely inactive and will be dissolved in the near future.

2. CM International, a Delaware corporation which is the issuer of collateralized mortgage obligation securities.

3. CM Property Management, Inc., a Connecticut corporation which serves as the general partner of Westheimer 335 Suites Limited Partnership. The partnership holds a ground lease with respect to hotel property in Houston, Texas.

4. HYP Management, Inc., a Delaware corporation which operates as the "LLC Manager" of MassMutual High Yield Partners II LLC, a high yield bond fund.

5. MassMutual Benefits Management, Inc., a Delaware corporation which supports MassMutual with benefit plan administration and planning services.

6. MMHC Investment, Inc., a Delaware corporation which is a passive investor in MassMutual/Darby CBO IM, Inc., MassMutual/Darby CBO LLC, MassMutual High Yield Partners II LLC, and other MassMutual investments.

7. MML Realty Management Corporation, a Massachusetts corporation which formerly operated as a manager of properties owned by MassMutual.

8. Urban Properties, Inc., a Delaware corporation which serves as a general partner of real estate limited partnerships and as a real estate holding company.

Direct Affiliate of MMHC Investment, Inc.

MassMutual/Darby CBO IM Inc., a Delaware corporation which operates as the "LLC Manager" of MassMutual/Darby CBO LLC, a collateralized bond obligation fund. (MMHC Investment, Inc. - 50%)

Direct Affiliate of MML Realty Management Corporation

Cornerstone Office Management, LLC, a Delaware limited liability company which serves as the general partner of Cornerstone Suburban Office, L.P. (MML Realty Management Corporation - 50%; Cornerstone Real Estate Advisers, Inc. - 50%).

G.   MASSMUTUAL INTERNATIONAL, INC. GROUP

     Set forth below are the direct or indirect subsidiaries and affiliates of MassMutual International, Inc. The parent is the sole owner of each subsidiary or affiliate unless otherwise indicated.

Direct Affiliates of MassMutual International, Inc.

1. MassMutual Internacional (Argentina) S.A., a corporation organized in the Argentine Republic which operates as a holding company. (MassMutual International, Inc. - 99%; MassMutual Holding Company - 1%)

2. MassMutual Internacional (Chile) S.A., a corporation organized in the Republic of Chile which operates as a holding company. (MassMutual International, Inc. - 99%; MassMutual Holding Company - 1%)

3. MassMutual International (Bermuda) Ltd., a corporation organized in Bermuda which operates as a life insurance company.

4. MassMutual International (Luxembourg) S.A., a corporation organized in the Grand Duchy of Luxembourg which operates as a life insurance company. (MassMutual International, Inc. - 99%; MassMutual Holding Company - 1%)

5. MassLife Seguros de Vida, S.A., a corporation organized in the Argentine Republic which operates as a life insurance company. (MassMutual International, Inc. - 99.9%)

Direct Subsidiaries of MassMutual Internacional (Argentina) S.A.

MassMutual Services S.A., a corporation organized in the Argentine Republic which operates as a service company. (MassMutual Internacional (Argentina) S.A.
- 99%; MassMutual International, Inc. - 1%)

Direct Affiliate of MassMutual Internacional (Chile) S.A.

1. Mass Seguros de Vida S.A., a corporation organized in the Republic of Chile which operates as a life insurance company. (MassMutual Internacional (Chile) S.A. - 33.5%)

2. Origen Inversiones S.A., a corporation organized in the Republic of Chile which operates as a holding company. (MassMutual Internacional (Chile) S.A.
     - 33.5%)

Direct Subsidiary of Origen Inversiones S.A.

Compania de Seguros Vida Corp S.A., corporation organized in the Republic of Chile which operates as an insurance company. (Origen Inversiones S.A. - 99%)

H.   REGISTERED INVESTMENT COMPANY AFFILIATES

Each of the following entities is a registered investment company sponsored by MassMutual or one of its affiliates.

1. DLB Fund Group, a Massachusetts business trust which operates as an open-end investment company advised by David L. Babson and Company Incorporated. MassMutual owns at least 25% of each series of shares issued by the fund.

2. MML Series Investment Fund, a Massachusetts business trust which operates as an open-end investment company. All shares issued by the trust are owned by MassMutual and certain of its affiliates.

3. MassMutual Corporate Investors, a Massachusetts business trust which operates as a closed-end investment company. MassMutual serves as investment adviser to the trust.

4. MassMutual Institutional Funds, a Massachusetts business trust which operates as an open-end investment company. All shares issued by the trust are owned by MassMutual.

5. MassMutual Participation Investors, a Massachusetts business trust which operates as a closed-end investment company. MassMutual serves as investment adviser to the trust.

6. Oppenheimer Series Fund, Inc., a Maryland corporation which operates as an open-end investment company. MassMutual and affiliates own a majority of certain series of shares issued by the fund.

7. Panorama Series Fund, Inc., a Maryland corporation which operates as an open-end investment company. All shares issued by the fund are owned by MassMutual and certain affiliates. MassMutual is the investment adviser to each of the following investment companies, and as such may be deemed to control them.

1. MassMutual Corporate Investors, a registered closed-end Massachusetts business trust.

2. MassMutual Participation Investors, a registered closed-end Massachusetts business trust.

3. MML Series Investment Fund, a registered open-end Massachusetts business trust, all of the shares are owned by separate accounts of MassMutual and companies controlled by MassMutual.

4. MassMutual Institutional Funds, a registered open-end Massachusetts business trust, all of the shares are owned by MassMutual.

5. MassMutual/Carlson CBO N.V., a Netherlands Antilles corporation that issued Collateralized Bond Obligations on or about May 1, 1991, which is owned equally by MassMutual interests (MassMutual and MassMutual Holding MSC, Inc.) and Carlson Investment Management Co.

6. MassMutual Corporate Value Partners, Limited, an off-shore unregistered investment company.

7. MassMutual High Yield Partners LLC, a high yield bond fund organized as Delaware limited liability company.

8. MassMutual/Darby CBO, LLC, a Delaware limited liability company that operates as a fund investing in high yield debt securities of U.S. and emerging market issuers. MassMutual owns 1.79%, MMHL, Inc. owns 44.91% and MassMutual High Yield Partners, LLC owns 2.39% of the ownership interest in this Company.

ITEM 27. NUMBER OF CONTRACT OWNERS


As of March 4, 1999, there were 205 Separate Account 4 Contracts in force.


ITEM 28. INDEMNIFICATION

The Bylaws of the Company provide that:

     MassMutual directors and officers are indemnified under its by-laws. No indemnification is provided with respect to any liability to any entity which is registered as an investment company under the Investment Company Act of 1940 or to the security holders thereof, where the basis for such liability is willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of MassMutual pursuant to the foregoing provisions, or otherwise, MassMutual has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act of 1933, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by MassMutual of expenses incurred or paid by a director, officer or controlling person of MassMutual in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, MassMutual will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.


Item 29. Principal Underwriters

        (a) MML Distributors, LLC, a controlled subsidiary of MassMutual, acts as principal underwriter for registered separate accounts of MassMutual, C.M. Life and MML Bay State.

        (b)(1) MML Distributors, LLC, is the principal underwriter for the contracts. The following people are officers and member representatives of the principal underwritier.

                      OFFICERS AND MEMBER REPRESENTATIVES
                             MML DISTRIBUTORS, LLC

Kenneth M. Rickson            Member Representative              One Monarch Place
                              G.R. Phelps & Co., Inc.            1414 Main Street
                                                                 Springfield, MA 01144-1013

Margaret Sperry               Member Representative              1295 State Street
                              Massachusetts Mutual               Springfield, MA 01111-0001
                              Life Insurance Co.

Kenneth M. Rickson            Chief Executive Officer,           One Monarch Place
                              President, and Main OSJ            1414 Main Street
                              Supervisor                         Springfield, MA 01144-1013

John E. Forrest               Vice President                     One Monarch Place
                                                                 1414 Main Street
                                                                 Springfield, MA 01144-1013

Michael L. Kerley             Vice President                     One Monarch Place
                              Assistant Secretary                1414 Main Street
                                                                 Springfield, MA 01144-1013

Ronald E. Thomson             Vice President                     One Monarch Place
                                                                 1414 Main Street
                                                                 Springfield, MA 01144-1013

James T. Bagley               Treasurer                          1295 State Street
                                                                 Springfield, MA 01111

Bruce C. Frisbie              Assistant Treasurer                1295 State Street
                                                                 Springfield, MA 01111-0001

Raymond W. Anderson           Assistant Treasurer                140 Garden Street

                                                                 Hartford, CT 06154

Ann F. Lomeli                 Secretary                          1295 State Street
                                                                 Springfield, MA 01111-0001

Marilyn A. Sponzo             Chief Legal Officer                One Monarch Place
                              Assistant Secretary                1414 Main Street
                                                                 Springfield, MA 01144-1013

Robert Rosenthal              Compliance Officer                 One Monarch Place
                                                                 1414 Main Street
                                                                 Springfield, MA 01144-1013

Melissa Thompson              Registration Manager               One Monarch Place
                                                                 1414 Main Street
                                                                 Springfield, MA 01144-1013

Ruth B. Howe                  Director of Continuing             One Monarch Place
                              Education                          1414 Main Street
                                                                 Springfield, MA 01144-1013

Peter D. Cuozzo               Variable Life Supervisor and       140 Garden Street
                              Hartford OSJ Supervisor            Hartford, CT 06154

Anne Melissa Dowling          Large Corporate Markets            140 Garden Street
                              Supervisor                         Hartford, CT 06154

        (b)(2) MML Investors Services, Inc. is the co-underwriter of the contracts. The following people are the officers and directors of the co-underwriter.

                          MML INVESTORS SERVICES, INC.
                             OFFICERS AND DIRECTORS

OFFICER                                      BUSINESS ADDRESS
Kenneth M. Rickson                           One Monarch Place
President                                    1414 Main Street
                                             Springfield, MA 01144-1013

Michael L. Kerley                            One Monarch Place
Vice President, Chief Legal Officer,         1414 Main Street
Chief Compliance Officer, Assistant          Springfield, MA 01144-1013
Secretary

Ronald E. Thomson                            One Monarch Place
Vice President, Treasurer                    1414 Main Street
                                             Springfield, MA 01144-1013

Ann F. Lomeli                                1295 State Street
Secretary/Clerk                              Springfield, MA 01111

John E. Forrest                              One Monarch Place
Vice President                               1414 Main Street
National Sales Director                      Springfield, MA 01144-1013

Marilyn A. Sponzo                            One Monarch Place
Assistant Secretary                          1414 Main Street
                                             Springfield, MA 01144-1013

James Furlong                                One Monarch Place

Chief Operations Officer                     1414 Main Street
                                             Springfield, MA 01144-1013

James T. Bagley                              One Monarch Place
Controller                                   1414 Main Street
                                             Springfield, MA 01144-1013

David Deonarine                              One Monarch Place
Sr. Registered Options Principal             1414 Main Street
Compliance Registered Options Principal      Springfield, MA 01144-1013

Nicholas J. Orphan                           245 Peach Tree Center Ave., Suite 2330
Regional Supervisor (South)                  Atlanta, GA 30303

Robert W. Kumming                            1295 State Street
Retirement Services Regional                 Springfield, MA 01111
Supervisor (East/Central)

Peter J. Zummo                               1295 State Street
Retirement Services Regional                 Springfield, MA 01111
Supervisor(South/West)

Bruce Lukowiak                               6263 North Scottsdale Rd., Suite 222
Regional Supervisor (West)                   Scottsdale, AZ 85250

Gary L. Greenfield                           1 Lincoln Center, Suite 1490
Regional Supervisor (Central)                Oakbrook Terrace, IL 60181

Burvin E. Pugh, Jr.                          1295 State Street
Chief Agency Field Force Supervisor          Springfield, MA 01111

John P. McCloskey                            1295 State Street
Regional Supervisor (East)                   Springfield, MA 01144

Robert J. O'Connell                          1295 State Street
Chairman of the Board of Directors           Springfield, MA 01144

Susan Alfano                                 1295 State Street
Director                                     Springfield, MA 01111

Lawrence V. Burkett, Jr.                     1295 State Street
Director                                     Springfield, MA 01111

John B. Davies                               1295 State Street
Director                                     Springfield, MA 01111

Anne Melissa Dowling                         140 Garden Street
Director                                     Hartford, CT 01654

Gary T. Huffman                              1295 State Street
Director                                     Springfield, MA 01111

Douglas J. Jangraw                           140 Garden Street
Director                                     Hartford, CT 01654

Burvin E. Pugh, Jr.                          1295 State Street
Director                                     Springfield, MA 01111

(c) See the section captioned "Distribution" in the Statement of Additional Information.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant at 140 Garden Street, Hartford, CT.

ITEM 31. MANAGEMENT SERVICES

Not Applicable.


ITEM 32. UNDERTAKINGS


     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or
     (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

     d. Massachusetts Mutual Life Insurance Company hereby represents that the fees and charges deducted under the individual certificates under the group deferred variable annuity contract with flexible purchase payments described in this Registration Statement in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Massachusetts Mutual Life Insurance Company.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Registrant has caused this Post-Effective Amendment No. 1 to Registration Statement No. 333-45039 to be signed on its behalf by the undersigned thereunto duly authorized, all in the city of Springfield and the Commonwealth of Massachusetts, on the 22nd day of April, 1999.


            MASSACHUSETTS MUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT 4

            MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY (Depositor)


            By: /s/ Robert J. O'Connell*
               -------------------------
            Robert J. O'Connell, President and Chief Executive Officer Massachusetts Mutual Life Insurance Company

/s/ Richard M. Howe           On April 22, 1999, as Attorney-in-Fact pursuant to
-------------------           powers of attorney.
*Richard M. Howe

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 1 to Registration Statement No. 333-45039 has been signed by the following persons in the capacities and on the dates indicated.


Signature                          Title                                        Date
/s/ Robert J. O'Connell*           President and Chief Executive Officer        April 22, 1999
---------------------------
Robert J. O'Connell

/s/ Joseph M. Zubretsky*           Executive Vice President,                    April 22, 1999
---------------------------        Chief Financial
Joseph M. Zubretsky                Officer & Chief Accounting Officer

/s/ Roger G. Ackerman*             Director                                     April 22, 1999
---------------------------
Roger G. Ackerman

/s/ James R. Birle*                Director                                     April 22, 1999
---------------------------
James R. Birle

/s/ Gene Chao*                     Director                                     April 22, 1999
---------------------------
Gene Chao, Ph.D.


/s/ Patricia Diaz Dennis*          Director                                     April 22, 1999
---------------------------
Patricia Diaz Dennis


/s/ Anthony Downs*                 Director                                     April 22, 1999
---------------------------
Anthony Downs

/s/ James L. Dunlap*               Director                                     April 22, 1999
---------------------------
James L. Dunlap

/s/ William B. Ellis*              Director                                     April 22, 1999
---------------------------
William B. Ellis, Ph.D.

/s/ Robert M. Furek*               Director                                     April 22, 1999
---------------------------
Robert M. Furek

/s/ Charles K. Gifford*            Director                                     April 22, 1999
---------------------------
Charles K. Gifford

/s/ William N. Griggs*             Director                                     April 22, 1999
---------------------------
William N. Griggs

/s/ George B. Harvey*              Director                                     April 22, 1999
---------------------------
George B. Harvey


/s/ Barbara B. Hauptfuhrer*        Director                                     April 22, 1999
---------------------------
Barbara B. Hauptfuhrer


/s/ Sheldon B. Lubar*              Director                                     April 22, 1999
---------------------------
Sheldon B. Lubar

/s/ William B. Marx, Jr.*          Director                                     April 22, 1999
---------------------------
William B. Marx, Jr.

/s/ John F. Maypole*               Director                                     April 22, 1999
---------------------------
John F. Maypole

/s/ Thomas B. Wheeler*             Director                                     April 22, 1999
---------------------------
Thomas B. Wheeler

/s/ Alfred M. Zeien*               Director                                     April 22, 1999
---------------------------
Alfred M. Zeien

/s/ Richard M. Howe                On April 22, 1999, as Attorney-in-Fact pursuant to
---------------------------        powers of attorney.
*Richard M. Howe

                     REPRESENTATION BY REGISTRANT'S COUNSEL

As counsel to the Registrant, I, James M. Rodolakis, have reviewed this Post-Effective Amendment No. 1 to Registration Statement No. 333-45039, and represent, pursuant to the requirement of paragraph (e) of Rule 485 under the Securities Act of 1933, that this Amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of said Rule 485.

/s/James M. Rodolakis
---------------------------
James M. Rodolakis
Counsel
Massachusetts Mutual Life Insurance Company

                               INDEX TO EXHIBITS


Exhibit 9      Opinion and Consent of Counsel

Exhibit 10(i)  Consent of Independent Accountants, PricewaterhouseCoopers LLP

Exhibit 13     Schedule of Computation of Performance